As filed with the Securities and Exchange Commission on June 20, 2001

                     Registration Nos. 333-28339; 811-08239

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

         Pre-Effective Amendment No.                                         [ ]
         Post-Effective Amendment No. 19                                     [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
         Amendment No. 22                                                    [X]


                                    ProFunds
               (Exact Name of Registrant as Specified in Charter)

                        7900 Wisconsin Avenue, Suite 300
                            Bethesda, Maryland 20814
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (301) 657-1970

         Michael L. Sapir                             With copy to:
         Chairman                                     William J. Tomko
         ProFund Advisors LLC                         President
         7900 Wisconsin Avenue, Suite 300             BISYS Fund Services
         Bethesda, Maryland 20814                     3435 Stelzer Road
                                                      Columbus, Ohio 43219

                 (Name and Address of Agent for Service Process)

Approximate  Date  of  Commencement  of  the  Proposed  Public  Offering  of the
Securities:

It is proposed that this filing will become effective:

------ immediately upon filing pursuant to paragraph (b)

       on (date) pursuant to paragraph (b)
------

       60 days after filing pursuant to paragraph (a)(1)
------

------ on (date) pursuant to paragraph (a)(1)

  X    75 days after filing pursuant to paragraph (a)(2)
------

------ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following:

------ This post-effective amendment designates a new effective date for a previously filed post- effective amendment.


                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A is filed for the purpose of adding disclosure regarding twelve new series of the Registrant. Accordingly, this filing does not relate to the existing series of the Registrant, disclosure of which is hereby incorporated by reference from the following documents (File Nos. 333-28339, 811-08239): (1) the prospectus and statement of additional information relating to eight "Broad Market" ProFunds, three "Bearish" ProFunds, twenty-one "UltraSector" ProFunds and Money Market ProFund included in Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A, filed pursuant to Rule 485(b) under the Securities Act of 1933, on May 1, 2001; and (2) the prospectus and statement of additional information relating to ten "Broad Market" ProFunds VP, three "Bearish" ProFunds VP, twenty-one "Sector" ProFunds VP and Money Market ProFund VP included in Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A, filed pursuant to Rule 485(b) under the Securities Act of 1933, on May 1, 2001.






                                                           September [  ], 2001

                                                                     Prospectus
ProFunds Mutual Funds



Small-Cap ProFund
Small-Cap Value ProFund
Small-Cap Growth ProFund
Mid-Cap ProFund
Mid-Cap Value ProFund
Mid-Cap Growth ProFund






PROFUNDSTM LOGO

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.



                                Table of Contents

                                                                 Page

ProFunds Overview...................................................
ProFunds............................................................
General ProFunds Infomation.........................................
ProFunds Management.................................................
Shareholder Services Guide..........................................





PROFUNDSTM LOGO


                                                               ProFunds Overview















"Each ProFund seeks to provide its shareholders with predictable investment returns approximating its benchmark by investing in securities and other financial instruments."



ProFunds Objectives

The ProFunds described in this prospectus seek to provide daily investment results, before fees and expenses, which match the daily performance of a particular benchmark.(1)

ProFund                    Index                       Daily Objective  Types of Companies in Index

Small-Cap ProFund          Russell 2000 Index (R)       Match            Diverse, small capitalization

Small-Cap Value ProFund    S&P SmallCap 600/Barra       Match            Diverse, small capitalization
                           Value Index(R)

Small-Cap Growth ProFund   S&P SmallCap 600/Barra       Match            Diverse, small capitalization
                           Growth Index(R)

Mid-Cap ProFund            S&P MidCap 400 Index(R)      Match            Diverse, widely traded,
                                                                         mid-capitalization

Mid-Cap Value ProFund      S&P MidCap 400/Barra         Match            Diverse, widely traded,
                           Value Index(R)                                mid-capitalization

Mid-Cap Growth ProFund     S&P MidCap 400/Barra         Match            Diverse, widely traded,
                           Growth Index(R)                               mid-capitalization



--------
1 A benchmark can be any standard of investment performance to which a mutual fund seeks to match its return, such as a stock index. A stock index reflects the price of a group of stocks of specified companies. For example, Small-Cap ProFund has a benchmark of the daily return of the Russell 2000 Index(R).


Investment Objective

The investment objective of each ProFund is to seek daily investment results, before fees and expenses, that correspond to the daily performance of a specific stock market index.

Principal Investment Strategies

In seeking to achieve the ProFunds' investment objective of seeking daily investment results, before fees and expenses, that correspond to a specific benchmark, the ProFunds' investment advisor, ProFund Advisors LLC ("ProFund Advisors"), uses a "passive" approach to investing referred to as "quantitative analysis." On the basis of this analysis, ProFund Advisors determines the type, quantity and mix of investment positions that a ProFund should hold to approximate the performance of its benchmark. ProFund Advisors does not make judgments about the investment merit of a particular stock, nor does it attempt to apply any economic, financial or market analysis. The ProFunds do not take temporary defensive positions.

The ProFunds take positions in securities and other instruments that ProFund Advisors believes should have a similar investment profiles as, and simulate the movement of, their respective underlying indices. The ProFunds may invest in securities that are not included in their underlying indices if ProFund Advisors decides it is appropriate in view of their investment objectives.

The ProFunds principally invest in:

          o A combination of equity securities that in ProFund Advisors' opinion should simulate the movement of the appropriate benchmark index;

          o Futures contracts on stock indices, and options on futures contracts; and

          o Financial instruments such as equity caps, collars, floors, swaps, depository receipts, and options on securities and stock indices.

The ProFunds may invest in futures contracts on stock indices, options on futures contracts, and the other financial instruments noted above as a substitute for investing directly in stocks in order to gain exposure to the appropriate benchmark index.

What the ProFunds Do

Each ProFund:

o Seeks to provide its shareholders with predictable investment returns approximating its benchmark by investing in securities and other financial instruments. These financial instruments may include, futures, options and swaps.

o    Uses a mathematical and quantitative approach.

o    Pursues its objective regardless of market conditions, trends or direction.

o    Seeks to provide correlation with its benchmark on a daily basis.

What the ProFunds Do Not Do

ProFund Advisors does not:

o Conduct conventional stock research or analysis or forecast stock market movement in managing the ProFunds' assets.

o Invest the ProFunds' assets in stocks or instruments based on ProFund Advisors' view of the fundamental prospects of particular companies.

o Adopt defensive positions by investing in cash or other instruments in anticipation of an adverse climate for the ProFunds benchmark indices.

Principal Risks of Investing in the ProFunds

Like all investments, the ProFunds entail risk. ProFund Advisors cannot guarantee that any ProFund will achieve its investment objective. As with any mutual fund, the ProFunds could lose money, or their performance could trail that of other investment alternatives. Some of the risks that are common (unless otherwise specified) to the ProFunds are:

Market Risk -- The ProFunds are subject to market risks that will affect the value of their shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. Investors in a ProFund should normally lose money when the index underlying its benchmark declines.

Equity Risk -- The equity markets are volatile, and the value of securities and futures and options contracts may fluctuate dramatically from day-to-day. This volatility may cause the value of an investment in a ProFund to decrease. Small and mid capitalization companies may lack the financial and personnel resources to handle economic setbacks, and their securities typically are less liquid than larger companies' stock. The risk of equity investing may be particularly acute when a ProFund invests in the securities of issuers with small market capitalization.

Correlation Risk -- ProFund Advisors expects that each of the ProFunds will track its benchmark with a high level of correlation. There can be, however, no guarantee that the ProFunds will be able to achieve a high level of correlation. A ProFund may invest in securities or in other financial instruments not included in its underlying index. A ProFund may not have investment exposure to all securities in its underlying index, or its weighting of investment exposure to such stocks may be different from that of the index. A ProFund may be subject to large movements of assets into and out of the ProFund and may receive trade information after the market close, potentially resulting in the ProFund being over or underexposed within its market. These factors may adversely affect a ProFund's correlation with its benchmark. A failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment goal.

Leverage Risk -- The ProFunds may borrow money for investment purposes. The borrowing of money is considered to be a form of leverage. The use of leverage can magnify the effects of changes in the value of the ProFunds and makes them more volatile. The leveraged investment techniques that the ProFunds employ should cause investors in these ProFunds to lose more money in adverse environments.

Risks of Aggressive Investment Techniques -- ProFunds use investment techniques that may be considered aggressive. Risks associated with the use of options, swaps, futures contracts and other similar instruments include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index.

Liquidity Risk -- In certain circumstances, such as the disruption of the orderly markets for financial instruments in which the ProFunds invest, the ProFunds might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. This may prevent the ProFunds from limiting losses or realizing gains.

Non-Diversification Risk -- The ProFunds are classified as "non-diversified" under the federal securities laws. They have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of companies, if ProFund Advisors determines that doing so is the most efficient means of tracking the relevant benchmark. This would make the performance of a ProFund more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be. Nevertheless, the ProFunds intend to invest on a diversified basis.

Swap Counterparty Credit Risk - The ProFunds are subject to credit risk on the amount each ProFund expects to receive from swap agreement counterparties. A swap counterparty default on its payment obligation to a ProFund will cause the value of the ProFund to decrease.

New Fund Risk -- There can be no assurances that a ProFund will grow to or maintain an economically viable size, in which case management may determine to liquidate the ProFund at a time that may not be opportune for shareholders.

The investment objective of each ProFund is non-fundamental and may be changed without shareholder approval. There can be no assurance that a ProFund will achieve its inve-stment objective.

Who May Want To Consider a ProFunds Investment

The ProFunds may be appropriate for investors who want to receive investment results approximating the performance of a Standard & Poor's(R) index.

The Small-Cap Value ProFund and Mid-Cap Value ProFund may be appropriate for investors who believe that investing in small and mid capitalization value stocks will achieve superior results over time, or who want to try to moderate risks associated with more aggressive, growth-oriented investments.

The Small-Cap Growth ProFund and Mid-Cap Growth ProFund may be appropriate for investors who believe that investing in small and mid capitalization growth stocks will achieve superior results over time.

All of the ProFunds may be appropriate for investors who are executing a strategy that relies on frequent buying, selling, or exchanging among stock mutual funds or exchanging between stock mutual funds and money market funds since the ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $15 redemption wire fee.

Important Concepts

o Leverage offers a means of magnifying market movements, up or down, into larger changes in an investment's value.

o Futures, or futures contracts, are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities, on an agreed-upon date.

o Option contracts grant one party a right, for a price, either to buy or sell a security or futures contract at a fixed sum during a specified period or on a specified day.

o Swap agreements are two-party contracts where the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.

o American Depositary Receipts (ADRs) represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

o Global Depositary Receipts (GDRs) are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world.

o New York Shares (or "direct shares") are foreign stocks, denominated in U.S. dollars, traded on American exchanges without being converted into ADRs. These stocks come from countries like the Netherlands, Israel, Italy, or Bolivia, that do not restrict the trading of their stocks on other nations' exchanges.


The ProFunds:

o        Are not federally insured

o        Are not guaranteed by any government agency

o        Are not bank deposits

o        Are not guaranteed to achieve their objectives



                                                                        ProFunds

The ProFunds contained in this section are all benchmarked to a specific broad market index. The following chart outlines the ProFunds and their indices and their daily objectives.

ProFund                                     Index                                        Daily Objective

Small-Cap ProFund                           Russell 2000 Index(R)                           Match

Small-Cap Value ProFund                     S&P SmallCap 600/Barra Value Index(R)           Match

Small-Cap Growth ProFund                    S&P SmallCap 600/Barra Growth Index(R)          Match

Mid-Cap ProFund                             S&P MidCap 400 Index(R)                         Match

Mid-Cap Value ProFund                       S&P MidCap 400/Barra Value Index(R)             Match

Mid-Cap Growth ProFund                      S&P MidCap 400/Barra Growth Index(R)            Match


Small-Cap ProFund

Goal and Principal Investment Strategy

Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index(R). Investment strategies common to the ProFunds are discussed in the "Overview" section on pages .

The Russell 2000 Index(R) is an unmanaged index consisting of 2,000 small company common stocks. The Index comprises 2,000 of the smallest U.S. domiciled publicly traded common stock that are included in the Russell 3000(R) Index. These common stocks represent approximately 8% of the total market capitalization of the Russell 3000(R) Index which, in turn, represents approximately 98% of the publicly traded U.S. equity market.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section on pages ____, Small-Cap ProFund is subject to the following risk:

Small Company Investment Risk -- The Small-Cap ProFund could experience greater risks than a fund which invests primarily in large capitalization, widely traded companies, such as:

o Small company stocks tend to have greater fluctuations in price than the stocks of large companies;

o There can be a shortage of reliable information on certain small companies, which at times can pose a risk;

o Small companies tend to lack the financial and personnel resources to handle industry-wide setbacks and, as a result, such setbacks could have a greater effect on the companies share prices; and

o Small company stocks are typically less liquid then large company stocks and liquidating positions in turbulent market conditions could become difficult.

Fund Performance

Because Small-Cap ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Small-Cap ProFund during its first year of operations.

Shareholder Fees - Investor Class Shares and Service Class Shares (paid directly from your investment)

Wire Redemption Fee*                $15

*This charge may be waived at the discretion of ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)

                                                                   Investor               Service
                                                                    Class                  Class
                                                                  ----------              --------
Management Fees                                                     0.75%                  0.75%
Distribution and Service (12b-1) Fees                                None                  1.00%
Other Expenses                                                       [ ]                    [ ]%
                                                                     ---                    ----
Total Annual ProFund Operating Expenses                              [ ]%                   [ ]%

Example: This example is intended to help you compare the cost of investing in Small-Cap ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the funds operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                 1 YEAR    3 YEARS
Investor Class                   $[  ]     $[  ]
Service Class                    $[  ]     $[  ]

Small-Cap Value ProFund

Goal and Principal Investment Strategy

Small-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Barra Value Index(R). Investment strategies common to the ProFunds are discussed in the "Overview" section on pages .

The S&P SmallCap 600/Barra Value Index(R) is a capitalization-weighted index that comprises all of the stocks (404 stocks, as of a recent date]) in the S&P SmallCap 600 Index(R) that have low price-to-book ratios. The S&P SmallCap 600 Index(R) is an unmanaged index comprising 600 domestic stocks, with a market capitalization valued at under one billion dollars, chosen for market size, liquidity, and industry group representation. The index comprises stocks from the industrial, utility, financial, and transportation sectors. Standard & Poor's(R) also attempts to assure that the Index reflects the full range and diversity of the American economy.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section on pages , Small-Cap Value ProFund is subject to the following risks:

Small-Cap Investment Risk - The Small-Cap Value ProFund could experience greater risks than a fund which invests primarily in large capitalization, widely traded companies, such as:

o Small company stocks tend to have greater fluctuations in price than the stocks of large companies;

o There can be a shortage of reliable information on certain small companies, which at times can pose a risk;

o Small companies tend to lack the financial and personnel resources to handle industry-wide setbacks and, as a result, such setbacks could have a greater effect on the companies share prices; and

o Small company stocks are typically less liquid then large company stocks and liquidating positions in turbulent market conditions could become difficult.

Value Investing Risk - Value stocks, in theory, limit downside investment risk because they are underpriced. Of course, an investment in Small-Cap Value ProFund cannot assure moderation of investment risk. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value. In addition, investing in value stocks may produce more modest gains than investing in more growth-oriented stocks.

Fund Performance

Because Small-Cap Value ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Small-Cap Value ProFund during its first year of operations.

Shareholder Fees - Investor Class Shares and Service Class Shares (paid directly from your investment)

Wire Redemption Fee*                $15

*This charge may be waived at the discretion of ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)

                                                                   Investor               Service
                                                                    Class                  Class
                                                                   --------               --------

Management Fees                                                     0.75%                  0.75%
Distribution and Service (12b-1) Fees                                None                  1.00%
Other Expenses                                                       [ ]%                   [ ]%
                                                                     ----                   ----
Total Annual ProFund Operating Expenses                              [ ]%                   [ ]%

Example: This example is intended to help you compare the cost of investing in Small-Cap Value ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the funds operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                 1 YEAR     3 YEARS
Investor Class                  $[   ]      $[   ]
Service Class                   $[   ]      $[   ]

Small-Cap Growth ProFund

Goal and Principal Investment Strategy

Small-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Barra Growth Index(R). Investment strategies common to the ProFunds are discussed in the "Overview" section on pages .

The S&P SmallCap Growth 600/Barra Index(R) is a capitalization-weighted index that comprises all of the stocks (196 stocks, as of a recent date]) in the S&P SmallCap 600 Index(R) that have high price-to-book ratios. The S&P SmallCap 600 Index(R) is an unmanaged index comprising 600 domestic stocks, with a market capitalization valued at under one billion dollars, chosen for market size, liquidity, and industry group representation. The index comprises stocks from the industrial, utility, financial, and transportation sectors. Standard & Poor's(R) also attempts to assure that the Index reflects the full range and diversity of the American economy.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section on pages , Small-Cap Growth ProFund is subject to the following risks:

Small Company Investment Risk - The Small-Cap Growth ProFund could experience greater risks than a fund which invests primarily in large capitalization, widely traded companies, such as:

o Small company stocks tend to have greater fluctuations in price than the stocks of large companies;

o There can be a shortage of reliable information on certain small companies, which at times can pose a risk;

o Small companies tend to lack the financial and personnel resources to handle industry wide setbacks and, as a result, such setbacks could have a greater effect on the companies share prices; and

o Small company stocks are typically less liquid then large company stocks and liquidating positions in turbulent market conditions could become difficult.

Growth Investing Risk - An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Fund Performance

Because Small-Cap Growth ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Small-Cap Growth ProFund during its first year of operations.

Shareholder Fees - Investor Class Shares and Service Class Shares (paid directly from your investment)

Wire Redemption Fee*                $15

*This charge may be waived at the discretion of ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)

                                                                   Investor               Service
                                                                    Class                  Class
                                                                   -------                -------

Management Fees                                                     0.75%                  0.75%
Distribution and Service (12b-1) Fees                                None                  1.00%
Other Expenses                                                       [ ]%                   [ ]%
                                                                     ----                   ----
Total Annual ProFund Operating Expenses                              [ ]%                   [ ]%

Example: This example is intended to help you compare the cost of investing in Small-Cap Growth ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the funds operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                 1 YEAR   3 YEARS
Investor Class                  $[  ]     $[  ]
Service Class                   $[  ]     $[  ]

Mid-Cap ProFund

Goal and Principal Investment Strategy

The Mid-Cap ProFund seeks daily investment results that correspond, before fees and expenses, to the daily performance of the S&P MidCap 400 Index(R). Investment strategies common to the ProFunds are discussed in the "Overview" section on pages .

The S&P MidCap 400 Index(R) is a widely used measure of medium capitalized U.S. company stock performance. It consists of the common stocks of 400 major corporations, with a market capitalization valued between 1 and 10 billion dollars, selected by Standard & Poor's(R) for their market size, industry group representation, and the frequency and ease with which their stocks trade. Standard & Poor's(R) also attempts to assure that the Index reflects the full range and diversity of the American economy.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section on pages , Mid-Cap ProFund is also subject to mid-cap company investment risk, Mid-Cap ProFund could experience risks that a fund which invests primarily in large capitalization, widely traded companies would not. Such risks could include:

o Mid-cap company stocks tend to have greater fluctuations in price than the stocks of large companies, but not as drastic as the stocks of small companies; and

o Stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely-traded companies.

Fund Performance

Because Mid-Cap ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Mid-Cap ProFund during its first year of operations.

Shareholder Fees - Investor Class Shares and Service Class Shares (paid directly from your investment)

Wire Redemption Fee*                $15

*This charge may be waived at the discretion of ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)

                                                                   Investor               Service
                                                                    Class                  Class
                                                                   -------                -------

Management Fees                                                     0.75%                  0.75%
Distribution and Service (12b-1) Fees                                None                  1.00%
Other Expenses                                                       [ ]%                   [ ]%
                                                                     ----                   ----
Total Annual ProFund Operating Expenses                              [ ]%                   [ ]%

Example: This example is intended to help you compare the cost of investing Mid-Cap ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the funds operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                 1 YEAR   3 YEARS
Investor Class                  $[  ]     $[   ]
Service Class                   $[  ]     $[   ]


Mid-Cap Value ProFund

Goal and Principal Investment Strategy

The Mid-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Barra Value Index(R). Investment strategies common to the ProFunds are discussed in the "Overview" section on pages .

The S&P MidCap 400/Barra Value Index(R) is a capitalization-weighted index that comprises all of the stocks (249 as of a recent date]) in the S&P MidCap 400 Index(R) that have low price-to-book ratios. The Index is rebalanced semi-annually on Janurary 1st and July 1st . The S&P MidCap 400 Index(R) is a widely used measure of medium capitalized U.S. company stock performance. It consists of the common stocks of 400 major corporations, with a market capitalization valued between 1 and 10 billion dollars, selected by Standard & Poor's(R) for their market size, industry group representation, and the frequency and ease with which their stocks trade. Standard & Poor's(R) also attempts to assure that the Index reflects the full range and diversity of the American economy.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section on pages ___, Mid-Cap Value ProFund is also subject to the following risks:

Mid-Cap Company Investment Risk - Mid-Cap Value ProFund could experience risks that a fund which invests primarily in large capitalization, widely traded companies would not. Such risks could include:

     o Mid-cap company stocks tend to have greater fluctuations in price than the stocks of large companies, but not as drastic as the stocks of small companies; and

     o    Stocks of  mid-sized  companies  could be more  difficult to liquidate
          during  market  downturns  compared  to  larger,   more  widely-traded
          companies.

Value Investing Risk - Value stocks, in theory, limit downside investment risk because they are underpriced. Of course, an investment in Mid-Cap Value ProFund cannot assure moderation of investment risk. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value. In addition, investing in value stocks may produce more modest gains than investing in more growth-oriented stocks.

Fund Performance

Because Mid-Cap Value ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Mid-Cap Value ProFund during its first year of operations.

Shareholder Fees - Investor Class Shares and Service Class Shares (paid directly from your investment)

Wire Redemption Fee*                $15

*This charge may be waived at the discretion of ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)

                                                                   Investor               Service
                                                                    Class                  Class
                                                                   -------                --------

Management Fees                                                     0.75%                  0.75%
Distribution and Service (12b-1) Fees                                None                  1.00%
Other Expenses                                                       [ ]%                   [ ]%
                                                                     ----                   ----
Total Annual ProFund Operating Expenses                              [ ]%                   [ ]%

Example: This example is intended to help you compare the cost of investing Mid-Cap Value ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the funds operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                 1 YEAR   3 YEARS
Investor Class                   $[ ]     $[  ]
Service Class                    $[ ]     $[  ]

Mid-Cap Growth ProFund

Goal and Principal Investment Strategy

The Mid-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Barra Growth Index(R). Investment strategies common to the ProFunds are discussed in the "Overview" section on pages.

The S&P MidCap 400/Barra Growth Index(R) is a capitalization-weighted index that comprises all of the stocks (151 as of recent date) in the S&P MidCap 400 Index(R) that have high price-to-book ratios. The Index is rebalanced semi-annually on January 1st and July 1st. The S&P MidCap 400 Index(R) is a widely used measure of medium capitalized U.S. company stock performance. It consists of the common stocks of 400 major corporations, with a market capitalization valued between 1 and 10 billion dollars, selected by Standard & Poor's(R) for their market size, industry group representation, and the frequency and ease with which their stocks trade. Standard & Poor's(R) also attempts to assure that the Index reflects the full range and diversity of the American economy.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section on pages , Mid-Cap Growth ProFund is also subject to the following risks:

Mid-Cap Company Investment Risk - The Mid-Cap Growth ProFund could experience risks that a fund which invests primarily in large capitalization, widely traded companies would not. Such risks could include:

     o Mid-cap company stocks tend to have greater fluctuations in price than the stocks of large companies, but not as drastic as the stocks of small companies; and

     o    Stocks of  mid-sized  companies  could be more  difficult to liquidate
          during  market  downturns  compared  to  larger,   more  widely-traded
          companies.

Growth Investing Risk - An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Fund Performance

Because Mid-Cap Growth ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Mid-Cap Growth ProFund during its first year of operations.

Shareholder Fees - Investor Class Shares and Service Class Shares (paid directly from your investment)

Wire Redemption Fee*                $15

*This charge may be waived at the discretion of ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)

                                                                   Investor               Service
                                                                    Class                  Class
                                                                   ---------              -------

Management Fees                                                     0.75%                  0.75%
Distribution and Service (12b-1) Fees                                None                  1.00%
Other Expenses                                                       [ ]%                   [ ]%
                                                                     ----                   ----
Total Annual ProFund Operating Expenses                              [ ]%                   [ ]%

Example: This example is intended to help you compare the cost of investing Mid-Cap Growth ProFund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the funds operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                 1 YEAR    3 YEARS
Investor Class                   $[  ]     $[  ]
Service Class                    $[  ]     $[  ]


                                                    General ProFunds Information










Purchases and redemptions of shares are effected at the net asset value per share next determined after receipt and acceptance of a purchase order or receipt of a redemption request.


Calculating the Share Prices

Each ProFund calculates daily share prices on the basis of the net asset value of each class of shares at the close of regular trading on the New York Stock Exchange ("NYSE") (normally, 4:00 p.m., Eastern time) every day the NYSE and the Chicago Mercantile Exchange are open for business.

Purchases and redemptions of shares are effected at the net asset value per share next determined after receipt and acceptance of a purchase order or receipt of a redemption request. If portfolio investments of a ProFund are traded in markets on days when the ProFund's principal trading market(s) is closed, the ProFund's net asset value may vary on days when investors cannot purchase or redeem shares.

The ProFunds value shares of each class of shares by dividing the market value of the assets attributable to each class, less the liabilities attributable to the class, by the number of the class's outstanding shares. The ProFunds use the following methods for arriving at the current market price of investments held by the ProFunds:

     o securities listed and traded on exchanges--the last price the stock traded at on a given day, or if there were no sales, the mean between the closing bid and asked prices;

     o securities traded over-the-counter--NASDAQ-supplied information on the prevailing bid and asked prices;

     o futures contracts and options on indices and securities--the last sale price prior to the close of regular trading on the NYSE;

     o options on futures contracts--priced at fair value determined with reference to established future exchanges;

     o bonds and convertible bonds generally are valued using a third-party pricing system; and

     o short-term debt securities are valued at amortized cost, which approximates market value.

When price quotes are not readily available, securities and other assets are valued at fair value in good faith under procedures established by, and under the general supervision and responsibility of, the ProFunds' Board of Trustees. This procedure incurs the unavoidable risk that the valuation may be higher or lower than the securities might actually command if the ProFunds sold them. In the event that a trading halt closes the NYSE or a futures exchange early, portfolio investments may be valued at fair value, or in a manner that is different from the discussion above. See the Statement of Additional Information for more details.

The New York Stock Exchange and the Chicago Mercantile Exchange, a leading market for futures and options, are open every week, Monday through Friday, except when the following holidays are celebrated in 2001: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. Either or both of these Exchanges may close early on the business day before each of these holidays. Either or both of these Exchanges also may close early on the day after Thanksgiving Day and the day before Christmas holiday.

Dividends and Distributions

Each of the ProFunds intends to distribute to its shareholders every year all of the year's net investment income and net capital gains. Each ProFund will reinvest these distributions in additional shares unless a shareholder has written to request a direct cash distribution.

Please keep in mind:

     o Dividend and distribution proceeds will be paid by check, unless they are reinvested.

     o By selecting the direct cash distribution option, the shareholder agrees to the following conditions:

     o A check will not be issued if the total amount of the dividend or distribution payment for an account is less than $10. In such cases, the dividend proceeds will be automatically reinvested into the appropriate class of the ProFund from which the dividend was paid.

     o Any dividend or distribution check, which has been returned to ProFunds, or has remained uncashed for a period of six months from the issuance date, will be cancelled, and the funds will be reinvested on the date of cancellation into the appropriate class of the ProFund from which such distribution was paid.

     o Any account on which a dividend or distribution check was returned or remained uncashed for a period of six months will automatically have the dividend and distribution payment election adjusted so that all future dividends or distributions are reinvested into the appropriate class of the ProFund from which such dividend or distribution would have been paid.


Tax Consequences

The following information is meant as a general summary for U.S. taxpayers. Please see the Statement of Additional Information for more information. You should rely on your own tax advisor about the particular federal, state, local and foreign tax consequences to you investing in a ProFund.

A ProFund does not ordinarily pay income tax on its net investment income (which includes short-term capital gains) and net capital gains that it distributes to shareholders, but individual shareholders pay tax on the dividends and distributions they receive. Each ProFund expects to distribute all or substantially all of its income and gains to shareholders every year.
Shareholders will generally be taxed regardless of how long they have held ProFund shares and regardless of whether they receive cash or choose to have distributions and dividends reinvested. Distributions and dividends generally will be taxable as either ordinary income or long-term capital gains. For example, if a ProFund designates a particular distribution as a long-term capital gains distribution, it will be taxable to shareholders at their long-term capital gains rate. Dividends and distributions may also be subject to state and local taxes.

Every year the ProFunds will send shareholders tax information on the dividends and distributions for the previous year.

If shareholders sell or redeem their ProFund shares, they may have a capital gain or loss, which will be long-term or short-term, generally depending upon how long they have held the shares. An exchange of ProFund shares may be treated as a sale.

The tax consequences for tax deferred retirement accounts or non-taxable shareholders will be different.

Please keep in mind:

o Whether a distribution by a ProFund is taxable to shareholders as ordinary income or at the lower capital gains rate depends on whether it is long-term capital gains of the ProFund, not on how long an investor has owned shares of the ProFund.

o Dividends and distributions declared by a ProFund in October, November or December of one year and paid in January of the next year may be taxable in the year the ProFund declared them.

o As with all mutual funds, a ProFund may be required to withhold U.S. federal income tax at the rate of 30.5% of all taxable distributions and redemption proceeds, payable to shareholders who fail to provide the ProFund with correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. You also may be subject to a $50 fee to reimburse the ProFunds for any penalty that the IRS may impose.

Please see the Statement of Additional Information for more information. Because each investor's tax circumstances are unique and because the tax laws are subject to change, ProFund Advisors recommends that shareholders consult their tax advisors about federal, state, local and foreign tax consequences of investment in the ProFunds.

Classes of Shares

Investors in any of the ProFunds can purchase either Investor Class shares directly, or Service Class shares through an authorized financial intermediary. Under a Distribution and Service Plan adopted by the Board of Trustees, each ProFund may pay financial intermediaries such as broker-dealers and investment advisors up to 1.00%, on an annualized basis, of average daily net assets attributable to Service Class shares as reimbursement or compensation for distribution-related activities with respect to Service Class shares and/or shareholder services. Over time, fees paid under the Distribution and Service Plan will increase the cost of a Service Class shareholder's investment and may cost more than other types of sales charges.

Portfolio Turnover

ProFund Advisors expects a significant portion of the ProFunds' assets to come from professional money managers and investors who use ProFunds as part of "market timing" investment strategies. These strategies often call for frequent trading of ProFund shares to take advantage of anticipated changes in market conditions. Although ProFund Advisors believes its accounting methodology should minimize the effect on ProFunds of such trading, market timing trading could increase the rate of ProFunds' portfolio turnover, forcing realization of substantial capital gains and losses and increasing transaction expenses. In addition, while the ProFunds do not expect it, large movements of assets into and out of the ProFunds may negatively impact their abilities to achieve their investment objectives or their level of operating expenses.


                                                             ProFunds Management










"The ProFunds' Board of Trustees is responsible for the general supervision of the ProFunds. The ProFunds' officers are responsible for the day-to-day operation of the ProFunds."


Board of Trustees and Officers

The ProFunds' Board of Trustees is responsible for the general supervision of the ProFunds. The ProFunds' officers are responsible for the day-to-day operations of the ProFunds.

Investment Advisors

ProFund Advisors LLC, located at 7900 Wisconsin Avenue, Suite 300, Bethesda, Maryland 20814, serves as the investment advisor to all of the ProFunds and provides investment advice and management services to the ProFunds. ProFund Advisors oversees the investment and reinvestment of the assets in each ProFund. It is entitled to receive fees equal to 0.75% of the average daily net assets of each ProFund. ProFund Advisors bears the costs of providing advisory services.

Michael L. Sapir, Chairman and Chief Executive Officer of ProFund Advisors LLC, formerly served as senior vice president of Padco Advisors, Inc., which advised Rydex(R)Funds. In addition, Mr. Sapir practiced law, primarily representing financial institutions for over 13 years, most recently as a partner in a Washington-based law firm. He holds degrees from Georgetown University Law Center (J.D.) and University of Miami (M.B.A. and B.A.).

Louis M. Mayberg, President of ProFund Advisors LLC, co-founded National Capital Companies, L.L.C., an investment bank specializing in financial service companies mergers and acquisitions and equity underwritings in 1986, and managed its financial services hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from George Washington University.

William E. Seale, Ph.D., Director of Portfolio for ProFund Advisors LLC, has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and Chairman of the Finance Department at George Washington University. He earned his degrees at University of Kentucky.

Each ProFund is managed by an investment team chaired by Dr. Seale.

Other Service Providers

BISYS Fund Services ("BISYS"), located at 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219, acts as the administrator to the ProFunds, providing operations, compliance and administrative services.

ProFund Advisors also performs client support and administrative services for the ProFunds. Each ProFund pays a fee of 0.15%, on an annual basis, of its average daily net assets for these services.

Index Information

"Standard & Poor's(R)," "S&P(R)," "S&P 400(R)," "S&P 600(R)," "Standard & Poor's MidCap 400 Index(R)," "Standard & Poor's SmallCap 600 Index(R)," "Standard & Poor's MidCap 400/Barra Value Index(R)," "Standard & Poor's MidCap 400/Barra Growth Index(R)," "Standard & Poor's Small-Cap 600/Barra Value Index(R)," "Standard & Poor's Small-Cap 600/Barra Growth Index(R)," "400(R)", and "600(R)"are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Trust. The ProFunds are not sponsored, endorsed, sold, or promoted by Standard & Poor's(R), and Standard & Poor's(R) does not make any representations regarding the advisability of investing in the ProFunds.

If a ProFund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

(Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P).


                                                            Shareholder Services
                                                                           Guide










"Shareholders can, free of charge and without limitation of frequency or maximum amount, exchange shares of either class of any publicly available ProFund for shares of either class of another publicly available ProFund."


Contacting ProFunds


                  By telephone:             (888) 776-3637 or (614) 470-8122-- for investors
                                            (888) 776-5717--a phone line dedicated
                                            for use by financial professionals only

                  By mail:                  ProFunds
                                            P.O. Box 182800
                                            Columbus, OH 43218-2800

                  By overnight mail:        ProFunds
                                            c/o BISYS Fund Services
                                            3435 Stelzer Road
                                            Columbus, OH 43219

Minimum Investments

     o    $5,000  for   discretionary   accounts   controlled   by  a  financial
          professional.

     o    $15,000 for self-directed accounts controlled directly by investors.

          These minimums apply to all accounts, including retirement plans, and apply to the total value of an investor's initial ProFunds investment. ProFunds reserves the right to reject or refuse, at its discretion, any order for the purchase of a ProFund's shares in whole or in part.

Opening Your ProFunds Account

          By mail: Send a completed application, along with a check payable to "ProFunds," to the aforementioned address. If the application does not designate a specific ProFund, then the proceeds from the check will be placed into the Money Market ProFund--Investor Class. Unless you later direct ProFunds to (1) purchase shares of another ProFund or (2) redeem shares of the Money Market ProFund and return the proceeds (including any dividends earned) to you, ProFunds will treat your inaction as approval of the purchase of the Money Market ProFund. If the application does not designate a Class, the investment will be made into the Investor Class of the applicable ProFund. Cash, credit cards and credit card checks are not accepted. Please contact ProFunds in advance if you wish to send third party checks. All purchases must be made in U.S. dollars through a U.S. bank.

          By wire transfer: First, complete an application and fax it to ProFunds at (800) 782-4797 (toll-free) or (614) 470-8718. Next, call
          ProFunds at (888) 776-3637 (toll-free) or (614) 470-8122 to a) confirm receipt of the faxed application, b) request your new account number,
          c) inform ProFunds of the amount to be wired and d) receive a confirmation number for your purchase order. After receiving your confirmation number, instruct your bank to transfer money by wire to:

                    UMB Bank, N.A.
                    Kansas City, MO
                    Routing/ABA #:101000695
                    ProFunds DDA #9870857952

                    For  further   credit  to:  Your  name,   the  name  of  the
                    ProFund(s), and your ProFunds account number

                    Confirmation number: The confirmation number given to you by the ProFunds representative

          After faxing a copy of the completed application, send the original to ProFunds via mail or overnight delivery. The addresses are shown above under "Contacting ProFunds-By mail."

          Instructions, written or telephonic, given to ProFunds for wire transfer requests do not constitute a purchase order until the wire transfer has been received by ProFunds. ProFunds is not liable for any loss incurred due to a wire transfer not having been received.

          Please note that your bank may charge a fee to send or receive wires.

          Establishing Accounts For Tax-Sheltered Retirement Plans

          The ProFunds sponsor Individual Retirement Accounts ("IRAs") that enable individual investors to set up their own retirement savings programs. ProFund Advisors charges an annual fee of $15 per social security number for all types of IRAs to pay for the extra maintenance and tax reporting that these plans require. Investors in other types of retirement plans also may invest in the ProFunds. For additional information and an application, contact ProFunds directly by phone or at the above address.

Purchasing Additional ProFunds Shares

          Minimum: The minimum subsequent purchase amount is $100.

          By mail: Send a check payable to "ProFunds", noting the ProFund and account number, to the aforementioned mail address. Cash, credit cards, and credit card checks are not accepted. Please contact ProFunds in advance if you wish to send third party checks. All purchases need to be made in U.S. dollars through a U.S. bank.

          By wire transfer: Call ProFunds to inform us of the amount you will be wiring and receive a confirmation number.

          You can then instruct your bank to transfer your funds to:

          UMB Bank, N.A.
          Kansas City, MO
          Routing/ABA #:101000695
          ProFunds DDA #9870857952

          For further credit to: Your name, the name of the ProFund(s), and your ProFunds account number.

          Confirmation number: The confirmation number given to you by the ProFunds representative.

          Instructions, written or telephonic, given to ProFunds for wire transfer requests do not constitute a purchase order until the wire transfer has been received by ProFunds. ProFunds is not liable for any loss incurred due to a wire transfer not having been received.

          Please note that your bank may charge a fee to send or receive wires.

          Procedures for purchasing shares:

          o ProFunds prices shares you purchase at the price per share next computed after we receive and accept your purchase order in good order. To be in good order, a purchase order must include a wire, check or other form of payment, and for new accounts, a properly completed application.

          o Any check or wire order received which does not designate a specific ProFund(s) will result in those monies being deposited into the Money Market ProFund--Investor Class. Unless you later direct ProFunds to (1) purchase shares of another ProFund or (2) redeem shares of the Money Market ProFund and return the proceeds (including any dividends earned) to you, ProFunds will treat your inaction as approval of the purchase of the Money Market ProFund.

          o A wire order is considered in good order only if (i) you have called ProFunds under the procedures described above and (ii) ProFunds receives and accepts your wire. ProFunds only accepts wires during the time they process wires: between 8:00 a.m. and 3:30 p.m., Eastern time. Wires received after ProFunds' wire processing times will be processed as of the next time that orders are processed. If the primary exchange or market on which a ProFund transacts business closes early, the above cut-off time will be 25 minutes prior to the close of such exchange or market.

          o If your purchase is cancelled, you will be responsible for any losses that may result from any decline in the value of the cancelled purchase. ProFunds (or its agents) have the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on a cancelled transaction will accrue to the ProFunds.

          o    Securities   brokers  and  dealers  have  the  responsibility  of
               transmitting your orders promptly. Brokers and dealers may charge transaction fees on the purchase and/or sale of ProFunds shares.

Exchanges

          Shareholders can free of charge and without limitation of frequency or maximum amount, exchange shares of either class of any publicly available ProFund for shares of either class of another ProFund. ProFunds can only honor exchanges between accounts registered in the same name, and having the same address and taxpayer identification number.

          ProFunds accepts exchange orders by phone, in writing or through the Internet. You will need to specify the number of shares, or the percentage or dollar value of the shares you wish to exchange, and the ProFunds (and classes of shares) involved in the transaction.

          By telephone: The ProFunds accept exchange orders by phone between 8:00 a.m. and 3:50 p.m. and between 4:30 p.m. and 9:00 p.m., Eastern time. If the primary exchange or market on which a ProFund transacts business closes early, the above times will be adjusted to 25 minutes prior to the close of such exchange or market.

          The ProFunds may terminate the ability to exchange ProFund shares via the telephone at any time, in which case you may continue to exchange shares by other means.

          By Internet: Shareholders may transact on-line exchanges of shares of the ProFunds at ProFunds' website (www.profunds.com). To access this service through the website, click on the "Trade/Access Account" icon and you will be prompted to enter your Social Security Number. Follow the instructions to establish your Personal Identification Number
          (PIN) which will allow you to execute exchanges between ProFunds and access ProFunds account information. The ProFunds accept exchange orders via the ProFunds website trading service except between 3:55 p.m. and 4:30 p.m., Eastern time. If the primary exchange or market on which a ProFund transacts business closes early, the above times will be adjusted to 25 minutes prior to the close of such exchange or market.

          Internet exchange transactions are extremely convenient, but are not free from risk. To ensure that all Internet transactions are safe, secure and as risk-free as possible, ProFunds has instituted certain safeguards and procedures for determining the identity of website users. As a result, neither ProFunds nor its transfer agent will be responsible for any loss, liability, cost or expense for following Internet instructions they reasonably believe to be genuine. If you or your intermediary make exchange requests by the Internet, you will generally bear the risk of loss.

          The ProFunds may terminate the ability to exchange ProFund shares on its website at any time, in which case you may continue to exchange shares by other means.

          Please keep in mind when exchanging shares:

          o An exchange actually is a redemption (sale) of shares of one ProFund and a purchase of shares of another ProFund.

          o If both ProFunds involved in the exchange have their respective net asset values calculated at the same time then both the sale and the buy will occur simultaneously.respective both the sale and the buy will occur simultaneously.

        ------------------------------------------------------------------------
          For example, assume you were to exchange Small-Cap ProFund for Mid-Cap ProFund and the order was placed before 3:50 p.m., Eastern time, on any business day. The net asset values for both ProFunds involved in the transaction are computed at the same time. Therefore, both the price of the shares sold out of Small-Cap ProFund and the shares purchased into Mid-Cap ProFund would be determined simultaneously when the net asset values are next computed, normally 4:00 p.m., Eastern time.
        ------------------------------------------------------------------------

The minimum exchange for self-directed accounts is $1,000 or, if less, the account's current value.

Redeeming ProFund Shares

You can redeem all or part of your shares at the price next determined after we receive your request in good order.

Phone Redemptions

The ProFunds are able to receive redemption orders by phone between 8:00 a.m. and 3:50 p.m. and between 4:30 p.m. and 9:00 p.m., Eastern time. ProFunds may not receive or accept phone redemption orders at any other time. If the primary exchange or market on which a ProFund transacts business closes early, the above times will be adjusted to 25 minutes prior to the close of such exchange or market.

The ProFunds may terminate the receipt of redemption orders by telephone at any time, in which case you may continue to redeem shares by other means.

Written Redemptions

To redeem all or part of your shares in writing, your request needs to include the following information:

o        the name of the ProFund(s),
o        the account number(s),
o        the amount of money or number of shares being redeemed,
o        the name(s) of the account owners,
o        the signature(s) of all registered account owners, and
o        your daytime telephone number.

In Person

You may redeem shares in person at:

ProFunds
c/o BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

between 9:00 a.m and 5:00 p.m. Eastern time Monday through Friday at the next available price (except on NYSE holidays.) Redemption orders received before the primary exchange on which the underlying securities of the ProFund trades closes will receive that day's closing price.

Wire Redemptions

If your account is authorized for wire redemption, your proceeds will be wired directly into the bank account you have designated. The ProFunds charge a $15 service fee for a wire transfer of redemption proceeds, and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call ProFunds to request the appropriate form. Wire redemptions are not available for retirement accounts.

Signature Guarantee

Certain redemption requests must include a signature guarantee. Your request needs to be in writing and include a signature guarantee if any of the following situations apply:

o Your account address has changed within the last 10 business days.
o The check is being mailed to a different address than the one on your account.
o The check or wire is being made payable to someone other than the account owner.
o The redemption proceeds are being transferred to an account with a different registration.
o You are adding or changing wire instructions on your account.
o Other unusual situations as determined by ProFund's transfer agent.

Signature guarantees may be provided by an eligible guarantor institution such as a commercial bank, an NASD member firm such as a stock broker, a savings association or a national securities exchange.

Please keep in mind when redeeming shares:

Redemptions from self-directed accounts must be for at least $1,000 or, if less, for the account's entire current value. The remaining balance needs to be above the applicable minimum investment.

The ProFunds normally remit redemption proceeds within seven days of redemption. For redemption of shares purchased by check or Automatic Investment, ProFunds may wait up to 15 days before sending redemption proceeds to assure that its transfer agent has collected the purchase payment.

ProFunds will remit payment of telephone redemptions only to the address or bank of record on the account application. You must submit, in writing, a request for payment to any other address, along with a signature guarantee from a financial service organization.

To redeem shares in a retirement account, your request needs to be in writing, except for exchanges to other ProFunds, which can be requested by phone or in writing. Call the ProFunds to request a retirement distribution form.

Involuntary Redemptions: ProFunds reserves the right to redeem involuntarily an investor's account, including a retirement account, which falls below the applicable minimum investment in total value in the ProFunds due to redemption. In addition, both a request for a partial redemption by an investor whose account balance is below the minimum investment and a request for partial redemption by an investor that would bring the account below the minimum investment will be treated as a request by the investor for a complete redemption of the account.

Suspension of Redemptions

Your right of redemption may be suspended, or the date of payment postponed: (i) for any period during which the NYSE or the Federal Reserve Bank of New York is closed (other than customary weekend or holiday closings) or trading on the NYSE, or other securities exchanges or markets as appropriate, is restricted, as determined by the Securities and Exchange Commission ("SEC"); (ii) for any period during which an emergency exists, as determined by the SEC, so that disposal of a ProFund's investments or the determination of its net asset value is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for protection of ProFunds' investors.

Automatic Investment and Redemption Plans

Shareholders may buy and redeem shares automatically on a monthly, bimonthly, quarterly or annual basis. The minimum automatic purchase is $100 and the minimum automatic redemption is $500. These minimums are waived for IRA shareholders 70 1/2 years of age or older.

About Telephone Transactions

It may be difficult to reach ProFunds by telephone during periods of heavy market activity or other times. If you are unable to reach us by telephone, consider sending written instructions.

You may initiate numerous transactions by telephone. Please note, however, that the ProFunds and their agents will not be responsible for losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.

If you initiate exchange or redemption transactions that, in total, exceed the balance of your shares in a ProFund (either due to excess, uncancelled transactions or market movement), some transactions may get processed while others may not. This may result in you holding fund positions you may not want or not holding fund positions you did want. Neither ProFunds, ProFund Advisors, BISYS Fund Services, or Concord Financial (the distributor) will be responsible for transactions which did not get processed in this circumstance.

About Internet Transactions

It may be difficult to transact over the internet during times of heavy market activity or other times of heavy internet usage, at either ProFunds or at your internet service provider. Technological difficulties may also make the use of the internet slow or unavailable at times. If you are unable to process a trade via the internet, consider sending written instructions.

If you initiate exchange or redemption transactions that, in total, exceed the balance of your shares in a ProFund (either due to excess, uncancelled transactions or market movement), some transactions may get processed while others may not. This may result in you holding fund positions you may not want or not holding fund positions you did want. Neither ProFunds, ProFund Advisors, BISYS Fund Services, or Concord Financial (the distributor) will be responsible for transactions which did not process in this circumstance.


[Back Cover]

You can find more detailed information about the ProFunds in their current Statement of Additional Information which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into, and is legally a part of, this prospectus. To receive your free copy of a Statement of Additional Information, or if you have questions about investing in ProFunds, write us at:

ProFunds
P.O. Box 182800
Columbus, OH 43218-2800

or call our toll-free numbers:

(888) PRO-FNDS (888) 776-3637 For Investors
(888) PRO-5717 (888) 776-5717 Financial Professionals Only

or visit our website www.profunds.com

You can find other information about ProFunds on the SEC's website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the ProFunds, including their Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at (800) SEC-0330.



ProFunds Executive Offices
Bethesda, MD
Innovations in Indexing
811-08239
PROBK



                                                           September [   ], 2001

                                                                      PROSPECTUS








The ProFunds VP



ProFund VP Small-Cap Value
ProFund VP Small-Cap Growth
ProFund VP Mid-Cap
ProFund VP Mid-Cap Value
ProFund VP Mid-Cap Growth
ProFund VP UltraMid-Cap














[Logo]

This prospectus should be read in conjunction with the separate account's prospectus describing the variable insurance contract in which you invest. Please read both prospectuses and retain them for future reference.

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                                Table of Contents

                                                                Page

PROFUND VP OVERVIEW...................................................

PROFUNDS VP...........................................................

GENERAL PROFUNDS VP INFORMATION.......................................

PROFUNDS VP MANAGEMENT................................................


                                                           PROFUNDS VP OVERVIEW








"Each ProFund VP seeks to provide its shareholders with investment returns approximating its benchmark by investing in securities and other financial instruments."



ProFunds VP Objectives

The ProFunds VP described in this prospectus seek to provide daily investment results, before fees and expenses, which either match or double the daily performance of a particular benchmark.(1)

ProFund VP                         Index                Daily Objective         Types of Companies in Index

ProFund VP Small-Cap Value     S&P SmallCap 600/Barra           Match           Diverse, small capitalization
                               Value Index(R)

ProFund VP Small-Cap Growth    S&P SmallCap 600/Barra           Match           Diverse, small capitalization
                               Growth Index(R)

ProFund VP Mid-Cap             S&P MidCap 400  Index(R)         Match           Diverse, widely traded,
                                                                                mid-capitalization

ProFund VP Mid-Cap Value       S&P MidCap 400/Barra             Match           Diverse, widely traded,
                               Value Index(R)                                   mid-capitalization

ProFund VP Mid-Cap Growth      S&P MidCap 400/Barra             Match           Diverse, widely traded,
                               Growth Index(R)                                  mid-capitalization

ProFund VP UltraMid-Cap        S&P MidCap 400 Index(R)          Double          Diverse, widely traded,
                                                                                mid-capitalization

     o The investment objective of each of the ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Mid-Cap, ProFund VP Mid-Cap Value, and ProFund VP Mid-Cap Growth is to seek daily investment results, before fees and expenses, that correspond to the daily performance of a specific stock market index.

     o The investment objective of the ProFund VP UltraMid-Cap is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400 Index(R). The investment results of this ProFund VP should magnify (both positively and negatively) the daily performance of the S&P MidCap 400 Index(R).

--------
1 A benchmark can be any standard of investment performance to which a mutual fund seeks to match its return, such as a stock index. A stock index reflects the price of a group of stocks of specified companies. For example, ProFund VP UltraMid-Cap has a benchmark of twice the daily return of Standard & Poor's Mid-Cap 400 Index(R).



Principal Investment Strategies

In seeking to achieve the investment objective of the ProFunds VP of seeking daily investment results, before fees and expenses, that correspond to a specific benchmark, the investment advisor of the ProFunds VP, ProFund Advisors LLC ("ProFund Advisors"), uses a "passive" approach to investing referred to as "quantitative analysis." On the basis of this analysis, ProFund Advisors determines the type, quantity and mix of investment positions that a ProFund VP should hold to approximate the performance of its benchmark. ProFund Advisors does not make judgments about the investment merit of a particular stock, nor does it attempt to apply any economic, financial or market analysis. The ProFunds VP do not take temporary defensive positions.

The ProFunds VP take positions in securities and other instruments that ProFund Advisors believes should have similar investment profiles as, and simulate the movement of, their respective underlying indices. The ProFunds VP may invest in securities that are not included in their underlying indices if ProFund Advisors decides it is appropriate in view of their investment objectives.

The ProFunds VP principally invest in:

     o A combination of equity securities that in ProFund Advisors' opinion should simulate the movement of the appropriate benchmark index;

     o    Futures contracts on stock indices,  and options on futures contracts;
          and

     o Financial instruments such as equity caps, collars, floors, swaps, depositary receipts, and options on securities and stock indices.

The ProFunds VP may invest in futures contracts on stock indices, options on futures contracts, and the other financial instruments noted above as a substitute for investing directly in stocks in order to gain exposure to the appropriate benchmark index.

The ProFund VP UltraMid-Cap may invest in futures contracts on stock indices, options on futures contracts, and the other financial instruments noted above in order to produce economically "leveraged" investment results. Leverage is a way to magnify market movements into larger changes in the value of the investments of this ProFund VP.

The investments made by a ProFund VP and the results achieved by the ProFund VP at any given time are not expected to be the same as those made by other mutual funds for which ProFund Advisors acts as investment advisor, including mutual funds with names, investment objectives and policies similar to the ProFunds VP.


What the ProFunds VP Do

Each ProFund VP:

o Seeks to provide its shareholders with predictable investment returns approximating its benchmark by investing in securities and other financial instruments. These financial instruments may include futures, options and swaps.

o    Uses a mathematical and quantitative approach.

o    Pursues its objective regardless of market conditions, trends or direction.

o    Seeks to provide correlation with its benchmark on a daily basis.

What the ProFunds VP Do Not Do

ProFund Advisors does not:

o Conduct conventional stock research or analysis or forecast stock market movement in managing the assets of the ProFunds VP.

o    Invest  the assets of the  ProFunds  VP in stocks or  instruments  based on
     ProFund   Advisors'  view  of  the  fundamental   prospects  of  particular
     companies.

o Adopt defensive positions by investing in cash or other instruments in anticipation of an adverse climate for the benchmark indices of the ProFunds VP.

In addition, the ProFund VP UltraMid-Cap does not seek to provide correlation with its benchmark index over a period of time other than daily since mathematical compounding prevents the ProFund VP UltraMid-Cap from achieving such results.

Principal Risks of Investing in the ProFunds VP

Like all investments, the ProFunds VP entail risk. ProFund Advisors cannot guarantee that any ProFund VP will achieve its investment objective. As with any mutual fund, the ProFunds VP could lose money, or their performance could trail that of other investment alternatives. Some of the risks that are common (unless otherwise specified) to the ProFunds VP are:

Market Risk -- The ProFunds VP are subject to market risks that will affect the value of their shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. Investors in a ProFund VP should normally lose money when the index underlying its benchmark declines.

Equity Risk -- The equity markets are volatile, and the value of securities and futures and options contracts may fluctuate dramatically from day-to-day. This volatility may cause the value of an investment in a ProFund VP to decrease. Small and mid capitalization companies may lack the financial and personnel resources to handle economic setbacks, and their securities typically are less liquid than larger companies' stock. The risk of equity investing may be particularly acute when a ProFund VP invests in the securities of issuers with small market capitalization.

Correlation Risk -- ProFund Advisors expects that each of the ProFunds VP will track its benchmark with a high level of correlation. There can be, however, no guarantee that the ProFunds VP will be able to achieve a high level of correlation. A ProFund VP may invest in securities or in other financial instruments not included in its underlying index. A ProFund VP may not have investment exposure to all securities in its underlying index, or its weighting of investment exposure to such stocks may be different from that of the index. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP and may receive trade information after the market close, potentially resulting in the ProFund VP being over or underexposed within its market. In addition to other factors, actual purchases and sales of the shares of a ProFund VP by insurance company separate accounts may differ from estimated transactions reported to the ProFund VP by the insurance companies prior to the time the ProFund VP's share price is calculated. These factors may adversely affect the correlation of a ProFund VP with its benchmark. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment goal.

Leverage Risk -- The ProFund VP UltraMid-Cap employs leveraged investment techniques, and all ProFunds VP may borrow money for investment purposes. Leverage is the ability to get a return on a capital base that is larger than the investment of a ProFund VP. Use of leverage can magnify the effects of changes in the value of the ProFunds VP and makes them more volatile. The leveraged investment techniques that the ProFunds VP employ should cause investors in these ProFunds VP to lose more money in adverse environments.

Risks of Aggressive Investment Techniques -- The ProFunds VP use investment techniques, that may be considered aggressive. Risks associated with the use of options, swaps, futures contracts and other similar instruments include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index.

Liquidity Risk -- In certain circumstances, such as the disruption of the orderly markets for financial instruments in which the ProFunds VP invest, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. This may prevent the ProFunds VP from limiting losses or realizing gains.

Non-Diversification Risk -- The ProFunds VP are classified as "non-diversified" under the federal securities laws. They have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of companies, if ProFund Advisors determines that doing so is the most efficient means of tracking the relevant benchmark. This would make the performance of a ProFund VP more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be. Nevertheless, the ProFunds VP intend to invest on a diversified basis.

Swap Counterparty Credit Risk - The ProFunds VP are subject to credit risk on the amount each ProFund VP expects to receive from swap agreement counterparties. A swap counterparty default on its payment obligation to a ProFund VP will cause the value of the ProFund VP to decrease.

New Fund Risk -- There can be no assurances that a ProFund VP will grow to or maintain an economically viable size, in which case management may determine to liquidate the ProFund VP at a time that may not be opportune for shareholders.

The investment objective of each ProFund VP is non-fundamental and may be changed without shareholder approval. There can be no assurance that a ProFund VP will achieve its investment objective.

Who May Want To Consider a ProFunds VP Investment

The ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Mid-Cap, ProFund VP Mid-Cap Value, and ProFund VP Mid-Cap Growth may be appropriate for investors who want to receive investment results approximating the performance of a particular index.

The ProFund VP Small-Cap Value and ProFund VP Mid-Cap Value may be appropriate for investors who believe that investing in small and mid capitalization value stocks will achieve superior results over time, or who want to try to moderate risks associated with more aggressive, growth-oriented investments.

The ProFund VP Small-Cap Growth and ProFund VP Mid-Cap Growth may be appropriate for investors who believe that investing in small and mid capitalization growth stocks will achieve superior results over time.

The ProFund VP UltraMid-Cap may be appropriate for investors who believe that the value of the S&P MidCap 400 Index(R) will increase, and that by investing with the objective of doubling the index's daily return, they will achieve superior results over time or are seeking to match an index's daily return with half the investment required of a conventional mutual fund. Investors in the ProFund VP UltraMid-Cap should understand that since the ProFund VP UltraMid-Cap seeks to double the daily performance of the S&P MidCap 400 Index(R), it should have twice the volatility of a conventional index fund and twice the potential of loss.

Important Concepts

o Leverage offers a means of magnifying market movements, up or down, into larger changes in an investment's value.

o Futures, or futures contracts, are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities, on an agreed-upon date.

o Option contracts grant one party a right, for a price, either to buy or sell a security or futures contract at a fixed sum during a specified period or on a specified day.

o Swap agreements are two party contracts where the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.

o American Depositary Receipts (ADRs) represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

o Global Depositary Receipts (GDRs) are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, Global Depositary Receipts allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world.

o New York Shares (or "direct shares") are foreign stocks, denominated in U.S. dollars, traded on American exchanges without being converted into ADRs. These stocks come from countries like the Netherlands, Israel, Italy, or Bolivia, that do not restrict the trading of their stocks on other nations' exchanges.

The ProFunds VP:

     o    Are not federally insured

     o    Are not guaranteed by any government agency

     o    Are not bank deposits

     o    Are not guaranteed to achieve their objectives


                                                                     ProFunds VP

The ProFunds VP are all benchmarked to a specific broad market index. The following chart outlines the ProFunds VP and their indices and daily objectives.

ProFund VP                                  Index                                 Daily Objective

ProFund VP Small-Cap Value                  S&P SmallCap 600/Barra Value Index(R)     Match

ProFund VP Small-Cap Growth                 S&P SmallCap 600/Barra Growth Index(R)    Match

ProFund VP Mid-Cap                          S&P MidCap 400 Index(R)                   Match

ProFund VP Mid-Cap Value                    S&P MidCap 400/Barra Value Index(R)       Match

ProFund VP Mid-Cap Growth                   S&P MidCap 400/Barra Growth Index(R)      Match

ProFund VP UltraMid-Cap                     S&P MidCap 400 Index(R)                   Double



ProFund VP Small-Cap Value

Goal and Principal Investment Strategy

ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Barra Value Index(R). Investment strategies common to the ProFunds VP are discussed in the "Overview" section on pages .

The S&P SmallCap 600/Barra Value Index(R) is a capitalization-weighted index that comprises all of the stocks (404, as of a recent date) in the S&P SmallCap 600 Index(R) that have low price-to-book ratios. The S&P SmallCap 600 Index(R) is an unmanaged index comprising 600 domestic stocks, with a market capitalization valued at under one billion dollars, chosen for market size, liquidity, and industry group representation. The index comprises stocks from the industrial, utility, financial, and transportation sectors. Standard & Poor's(R) also attempts to assure that the Index reflects the full range and diversity of the American economy.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section on pages , ProFund VP Small-Cap Value is subject to the following risks:

Small Company Investment Risk - The ProFund VP Small-Cap Value could experience greater risks than a fund which invests primarily in large capitalization, widely traded companies, such as:

o Small company stocks tend to have greater fluctuations in price than the stocks of large companies;

o There can be a shortage of reliable information on certain small companies, which at times can pose a risk;

o Small companies tend to lack the financial and personnel resources to handle industry-wide setbacks and, as a result, such setbacks could have a greater effect on the companies share prices; and

o Small company stocks are typically less liquid then large company stocks and liquidating positions in turbulent market conditions could become difficult.

Value Investing Risk - Value stocks, in theory, limit downside investment risk because they are underpriced. Of course, an investment in ProFund VP Small-Cap Value cannot assure moderation of investment risk. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value. In addition, investing in value stocks may produce more modest gains than investing in more growth-oriented stocks.

Fund Performance

Because the ProFund VP Small-Cap Value is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Small-Cap Value during its first year of operations.

Annual Operating Expenses (as a percentage of average daily net assets)

----------------------- ---------------------
Management                     0.75%
Fees
----------------------- ---------------------
Distribution                   0.25%
(12b-1) Fees
----------------------- ---------------------
Other Expenses                 0.67%
----------------------- ---------------------
Total Annual Operating         1.67%
Expenses
----------------------- ---------------------

Example: This example is intended to help you compare the cost of investing ProFund VP Small-Cap Value with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                          1 Year              3 Years
                                          ------              -------
ProFund VP Small-Cap Value                $____               $____


ProFund VP Small-Cap Growth

Goal and Principal Investment Strategy

ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Barra Growth Index(R). Investment strategies common to the ProFunds VP are discussed in the "Overview" section on pages .

The S&P SmallCap Growth 600/Barra Index(R) is a capitalization-weighted index that comprises all of the stocks (196 as of a recent date) in the S&P SmallCap 600 Index(R) that have high price-to-book ratios. The S&P SmallCap 600 Index(R) is an unmanaged index comprising 600 domestic stocks, with a market capitalization valued at under one billion dollars, chosen for market size, liquidity, and industry group representation. The index comprises stocks from the industrial, utility, financial, and transportation sectors. Standard & Poor's(R) also attempts to assure that the Index reflects the full range and diversity of the American economy.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section on pages , ProFund VP Small-Cap Growth is subject to the following risks:

Small Company Investment Risk - The ProFund VP Small-Cap Growth could experience greater risks than a fund which invests primarily in large capitalization, widely traded companies, such as:

o Small company stocks tend to have greater fluctuations in price than the stocks of large companies;

o There can be a shortage of reliable information on certain small companies, which at times can pose a risk;

o Small companies tend to lack the financial and personnel resources to handle industry wide setbacks and, as a result, such setbacks could have a greater effect on the companies share prices; and

o Small company stocks are typically less liquid then large company stocks and liquidating positions in turbulent market conditions could become difficult.

Growth Investing Risk - An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Fund Performance

Because the ProFund VP Small-Cap Growth is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Small-Cap Growth during its first year of operations.

Annual Operating Expenses (as a percentage of average daily net assets)

----------------------- ---------------------
Management                     0.75%
Fees
----------------------- ---------------------
Distribution                   0.25%
(12b-1) Fees
----------------------- ---------------------
Other Expenses                 0.67%
----------------------- ---------------------
Total Annual Operating         1.67%
Expenses
----------------------- ---------------------

Example: This example is intended to help you compare the cost of investing ProFund VP Small-Cap Growth with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                              1 Year              3 Years
                                              ------              -------
ProFund VP Small-Cap Growth                   $____               $____


ProFund VP Mid-Cap

Goal and Principal Investment Strategy

The ProFund VP Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index(R). Investment strategies common to the ProFunds VP are discussed in the "Overview" section on pages .

The S&P MidCap 400 Index(R) is a widely used measure of medium capitalized U.S. company stock performance. It consists of the common stocks of 400 major corporations, with a market capitalization valued between 1 and 10 billion dollars, selected by Standard & Poor's(R) for their market size, industry group representation, and the frequency and ease with which their stocks trade. Standard & Poor's(R) also attempts to assure that the Index reflects the full range and diversity of the American economy.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section on pages , ProFund VP Mid-Cap is also subject to mid-cap company investment risk. The ProFund VP Mid-Cap could experience risks that a fund which invests primarily in large capitalization, widely traded companies would not. Such risks could include:

     o Mid-cap company stocks tend to have greater fluctuations in price than the stocks of large companies, but not as drastic as the stocks of small companies; and

     o    Stocks of  mid-sized  companies  could be more  difficult to liquidate
          during  market  downturns  compared  to  larger,   more  widely-traded
          companies.

Fund Performance

Because ProFund VP Mid-Cap is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Mid-Cap during its first year of operations.

Annual Operating Expenses (as a percentage of average daily net assets)

----------------------- ---------------------
Management                     0.75%
Fees
----------------------- ---------------------
Distribution                   0.25%
(12b-1) Fees
----------------------- ---------------------
Other Expenses                 0.67%
----------------------- ---------------------
Total Annual Operating         1.67%
Expenses
----------------------- ---------------------

Example: This example is intended to help you compare the cost of investing in ProFund VP Mid-Cap with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                 1 Year               3 Years
                                 ------               -------
ProFund VP Mid-Cap               $____                $____



ProFund VP Mid-Cap Value

Goal and Principal Investment Strategy

The ProFund VP Mid-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Barra Value Index(R). Investment strategies common to the ProFunds VP are discussed in the "Overview" section on pages .

The S&P MidCap 400/Barra Value Index(R) is a capitalization-weighted index that comprises all of the stocks (249 as of a recent date) in the S&P MidCap 400 Index(R) that have low price-to-book ratios. The Index is rebalanced semi-annually on January 1st and July 1st.

The S&P MidCap 400 Index(R) is a widely used measure of medium capitalized U.S. company stock performance. It consists of the common stocks of 400 major corporations, with a market capitalization valued between 1 and 10 billion dollars, selected by Standard & Poor's(R) for their market size, industry group representation, and the frequency and ease with which their stocks trade. Standard & Poor's(R) also attempts to assure that the Index reflects the full range and diversity of the American economy.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section on pages , ProFund VP Mid-Cap Value is also subject to the following risks:

Mid-Cap Company Investment Risk - The ProFund VP Mid-Cap Value could experience risks that a fund which invests primarily in large capitalization, widely traded companies would not. Such risks could include:

     o Mid-cap company stocks tend to have greater fluctuations in price than the stocks of large companies, but not as drastic as the stocks of small companies; and

     o    Stocks of  mid-sized  companies  could be more  difficult to liquidate
          during  market  downturns  compared  to  larger,   more  widely-traded
          companies.

Value Investing Risk - Value stocks, in theory, limit downside investment risk because they are underpriced. Of course, an investment in ProFund VP Mid-Cap Value cannot assure moderation of investment risk. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value. In addition, investing in value stocks may produce more modest gains than investing in more growth-oriented stocks.

Fund Performance

Because ProFund VP Mid-Cap Value is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Mid-Cap Value during its first year of operations.

Annual Operating Expenses (as a percentage of average daily net assets)

----------------------- ---------------------
Management                     0.75%
Fees
----------------------- ---------------------
Distribution                   0.25%
(12b-1) Fees
----------------------- ---------------------
Other Expenses                 0.67%
----------------------- ---------------------
Total Annual Operating         1.67%
Expenses
----------------------- ---------------------

Example: This example is intended to help you compare the cost of investing in ProFund VP Mid-Cap Value with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                       1 Year               3 Years
                                       ------               -------
ProFund VP Mid-Cap Value               $____                $____



ProFund VP Mid-Cap Growth

Goal and Principal Investment Strategy

The ProFund VP Mid-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Barra Growth Index(R). Investment strategies common to the ProFunds VP are discussed in the "Overview" section on pages .

The S&P MidCap 400/Barra Growth Index(R) is a capitalization-weighted index that comprises all of the stocks (151 as of a recent date) in the S&P MidCap 400 Index(R) that have high price-to-book ratios. The Index is rebalanced semi-annually on January 1st and July 1st.

The S&P MidCap 400 Index(R) is a widely used measure of medium capitalized U.S. company stock performance. It consists of the common stocks of 400 major corporations, with a market capitalization valued between 1 and 10 billion dollars, selected by Standard & Poor's(R) for their market size, industry group representation, and the frequency and ease with which their stocks trade. Standard & Poor's(R) also attempts to assure that the Index reflects the full range and diversity of the American economy.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section on pages , ProFund VP Mid-Cap Growth is also subject to the following risks:

Mid-Cap Company Investment Risk - The ProFund VP Mid-Cap Growth could experience risks that a fund which invests primarily in large capitalization, widely traded companies would not. Such risks could include:

     o Mid-cap company stocks tend to have greater fluctuations in price than the stocks of large companies, but not as drastic as the stocks of small companies; and

     o    Stocks of  mid-sized  companies  could be more  difficult to liquidate
          during  market  downturns  compared  to  larger,   more  widely-traded
          companies.

Growth Investing Risk - An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Fund Performance

Because ProFund VP Mid-Cap Growth is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.


Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP Mid-Cap Growth during its first year of operations.

Annual Operating Expenses (as a percentage of average daily net assets)

----------------------- ---------------------
Management                     0.75%
Fees
----------------------- ---------------------
Distribution                   0.25%
(12b-1) Fees
----------------------- ---------------------
Other Expenses                 0.67%
----------------------- ---------------------
Total Annual Operating         1.67%
Expenses
----------------------- ---------------------

Example: This example is intended to help you compare the cost of investing in ProFund VP Mid-Cap Growth with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                            1 Year               3 Years
                                            ------               -------
ProFund VP Mid-Cap Growth                   $____                $____


ProFund VP UltraMid-Cap

Goal and Principal Investment Strategy

The ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400 Index(R). If ProFund VP UltraMid-Cap is successful in meeting its objective, it should gain approximately twice as much as the ProFund VP Mid-Cap when the prices of the securities in the S&P MidCap 400 Index(R) rise on a given day and should lose approximately twice as much when such prices decline on a given day. Investment strategies common to the ProFunds VP are discussed in the "Overview" section on pages .

The S&P MidCap 400 Index(R) is a widely used measure of medium capitalized U.S. company stock performance. It consists of the common stocks of 400 major corporations, with a market capitalization valued between 1 and 10 billion dollars, selected by Standard & Poor's(R) for their market size, industry group representation, and the frequency and ease with which their stocks trade. Standard & Poor's(R) also attempts to assure that the Index reflects the full range and diversity of the American economy.

Principal Risk Considerations

In addition to the common risks discussed in the "Overview" section on pages , ProFund VP UltraMid-Cap is also subject to mid-cap company investment risk. The ProFund VP UltraMid-Cap could experience risks that a fund which invests primarily in large capitalization, widely traded companies would not. Such risks could include:

     o Mid-cap company stocks tend to have greater fluctuations in price than the stocks of large companies, but not as drastic as the stocks of small companies; and

     o    Stocks of  mid-sized  companies  could be more  difficult to liquidate
          during  market  downturns  compared  to  larger,   more  widely-traded
          companies.

Fund Performance

Because ProFund VP UltraMid-Cap is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.


Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of ProFund VP UltraMid-Cap during its first year of operations.

Annual Operating Expenses (as a percentage of average daily net assets)

----------------------- ---------------------
Management                     0.75%
Fees
----------------------- ---------------------
Distribution                   0.25%
(12b-1) Fees
----------------------- ---------------------
Other Expenses                 0.67%
----------------------- ---------------------
Total Annual Operating         1.67%
Expenses
----------------------- ---------------------

Example: This example is intended to help you compare the cost of investing in ProFund VP UltraMid-Cap with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                                       1 Year               3 Years
                                       ------               -------
ProFund VP UltraMid-Cap                $____                $____


                                                 General ProFunds VP Information





Purchases and redemptions of shares are effected at the net asset value per share next determined after receipt and acceptance of a purchase order or receipt of a redemption request.


Calculating Share Prices

Each ProFund VP calculates daily share prices on the basis of the net asset value of its shares at the close of regular trading on the New York Stock Exchange ("NYSE") (normally, 4:00 p.m., Eastern time) every day the NYSE and the Chicago Mercantile Exchange are open for business.

The ProFunds VP value shares by dividing the market value of the assets attributable to a ProFund VP, less the liabilities attributable to the ProFund VP, by the number of its outstanding shares. The ProFunds VP use the following methods for arriving at the current market price of investments held by them:

     o Securities listed and traded on exchanges--the last price the stock traded at on a given day, or if there were no sales, the mean between the closing bid and asked prices.

     o Securities traded over-the-counter--NASDAQ-supplied information on the prevailing bid and asked prices.

     o Futures contracts and options on indexes and securities--the last sale price prior to the close of regular trading on the NYSE.

     o Options on futures contracts--priced at fair value determined with reference to established future exchanges.

     o Bonds and convertible bonds generally are valued using a third-party pricing system.

     o Short-term debt securities are valued at amortized cost, which approximates market value.

     o Foreign exchange values used to calculate net asset values will be the mean of the bid price and the asked price for the respective foreign currency occurring immediately before the last underlying stock exchange closes. [Relevant?]

When price quotes are not readily available, securities and other assets are valued at fair value in good faith under procedures established by, and under the general supervision and responsibility of, the Board of Trustees. This procedure incurs the unavoidable risk that the valuation may be higher or lower than the securities might actually command if the ProFunds VP sold them. In the event that a trading halt closes the NYSE or a futures exchange early, portfolio investments may be valued at fair value, or in a manner that is different from the discussion above. See the Statement of Additional Information for more details.

The New York Stock Exchange and the Chicago Mercantile Exchange, a leading market for futures and options, are open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. Either or both of these Exchanges may close early on the business day before each of these holidays. Either or both of these Exchanges also may close early on the day after Thanksgiving Day and the Christmas holiday.

Purchasing and Redeeming  Shares

Shares of the ProFunds VP are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts. Shares of the ProFunds VP are purchased or redeemed at the net asset value per share next determined after receipt and acceptance of a purchase order or receipt of a redemption request. Each ProFund VP reserves the right to reject or refuse, in its discretion, any order for the purchase of its shares, in whole or in part.

Payment for shares redeemed normally will be made within seven days. The ProFunds VP intend to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

Investors do not deal directly with the ProFunds VP to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate accounts that invest in the ProFunds VP.

The ProFunds VP currently do not foresee any disadvantages to investors if the ProFunds VP served as investment media for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which a ProFund VP served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the ProFund VP might be required to redeem the investment of one or more of its separate accounts from the ProFund VP, which might force the ProFund VP to sell securities at disadvantageous prices.

The ProFunds VP reserve the right to discontinue offering shares at any time, or to cease investment operations entirely. In the event that a ProFund VP ceases offering its shares, any investments allocated to the ProFund VP may, subject to any necessary regulatory approvals, be invested in another ProFund VP deemed appropriate by the Board of Trustees.

Distribution of Shares

Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP. Over time, fees paid under the plan will increase the cost of your investment and may cost you more than other types of sales charges.

Tax Information

Each ProFund VP intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, each ProFund VP will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If a ProFund VP fails to meet this diversification requirement, income with respect to variable insurance contracts invested in that ProFund VP at any time during the calendar year in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for the prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of the ProFunds VP will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level.

For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

Portfolio Turnover

ProFund Advisors expects a significant portion of the assets of the ProFunds VP to come from professional money managers and investors who use ProFunds VP as part of "market timing" investment strategies. These strategies often call for frequent trading of ProFund VP shares to take advantage of anticipated changes in market conditions. Although ProFund Advisors believes its accounting methodology should minimize the effect on ProFunds VP of such trading, market timing trading could increase the rate of portfolio turnover, increasing transaction expenses. In addition, while the ProFunds VP do not expect it, large movements of assets into and out of the ProFunds VP may negatively impact their abilities to achieve their investment objectives or their level of operating expenses.

                                                          ProFunds VP Management













"The Board of Trustees is responsible for the general supervision of all series of the Trust, including the ProFunds VP. The Trust's officers are responsible for the day-to-day operations of the ProFunds VP."



Board of Trustees and Officers

The ProFunds VP are series of ProFunds (the "Trust"), a registered investment company. The Board of Trustees is responsible for the general supervision of all series of the Trust, including the ProFunds VP. The Trust's officers are responsible for day-to-day operations of the ProFunds VP.

Investment Advisor

ProFund Advisors LLC, located at 7900 Wisconsin Avenue, Suite 300, Bethesda, Maryland 20814, serves as the investment advisor to all of the ProFunds VP.
Founded in 1997, ProFund Advisors provides investment advisory and management services to the ProFunds family of mutual funds, which includes funds not described in this prospectus, totaling approximately [$ ] billion in assets as of June 20, 2001. ProFund Advisors oversees the investment and reinvestment of the assets in each ProFund VP, for which it is entitled to receive fees equal to 0.75% of the average daily net assets of each of the ProFunds VP.

Michael L. Sapir, Chairman and Chief Executive Officer of ProFund Advisors LLC, formerly served as senior vice president of Padco Advisors, Inc., which advised Rydex(R)Funds. In addition, Mr. Sapir practiced law for over 13 years, most recently as a partner in a Washington-based law firm. As an attorney, Mr. Sapir advised and represented mutual funds and other financial institutions. He holds degrees from Georgetown University Law Center (J.D.) and University of Miami (M.B.A. and B.A.).

Louis M. Mayberg, President of ProFund Advisors LLC, co-founded National Capital Companies, L.L.C., an investment bank, in 1986, and manages its hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from George Washington University.

William E. Seale, Ph.D., Director of Portfolio for ProFund Advisors, has more than 30 years of experience in the commodity futures markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission. He earned his degrees at University of Kentucky. Dr. Seale also holds an appointment as Professor of Finance at George Washington University.

Each ProFund VP is managed by an investment team chaired by Dr. Seale.


Other Service Providers

BISYS Fund Services ("BISYS"), located at 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219, acts as the administrator to the ProFunds VP, providing operations, compliance and administrative services.

ProFund Advisors also performs client support and administrative services for the ProFunds VP. Each ProFund VP pays a fee of 0.15%, on an annual basis, of its average daily net assets for these services.

Index Providers

"Standard & Poor's(R)," "S&P(R)," "S&P 400(R)," "S&P 600(R)," "Standard & Poor's MidCap 400 Index(R)," "Standard & Poor's SmallCap 600 Index(R)," "Standard & Poor's MidCap 400/Barra Value Index(R)," "Standard & Poor's MidCap 400/Barra Growth Index(R)," "Standard & Poor's Small-Cap 600/Barra Value Index(R)," "Standard & Poor's Small-Cap 600/Barra Growth Index(R)," "400(R)", and "600(R)"are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Trust. The ProFunds VP are not sponsored, endorsed, sold, or promoted by Standard & Poor's(R), and Standard & Poor's(R) does not make any representations regarding the advisability of investing in the ProFunds VP.


[Back Cover]

You can find more detailed information about each of the ProFunds VP in their current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into, and is legally a part of, this prospectus dated September [ ], 2001. To receive your free copy of a Statement of Additional Information, or if you have questions about investing in the ProFunds VP, write to us at:

ProFunds

P.O. Box 182800

Columbus, OH 43218-2800

or call our toll-free numbers:

(888) PRO-FNDS (888) 776-3637 For Investors

(888) PRO-5717 (888) 776-5717 Financial Professionals Only

or visit our website www.profunds.com.

You can find other information about the ProFunds VP on the SEC's website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the ProFunds VP, including their Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-202-942-8090.

                           ProFunds Executive Offices

                                  Bethesda, MD


[Logo]


Investment Company Act No. 811-08239



                                    PROFUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                        7900 WISCONSIN AVENUE, SUITE 300
                            BETHESDA, MARYLAND 20814
                       (888) 776-3637 RETAIL SHAREHOLDERS
                  (888) 776-5717 (FINANCIAL PROFESSIONALS ONLY)


     This statement of additional information describes the Small-Cap ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Mid-Cap ProFund, Mid-Cap Value ProFund, and Mid-Cap Growth ProFund (each, a "ProFund", and collectively, the "ProFunds"). Each ProFund offers two classes of shares: Service Shares and Investor Shares. The ProFunds may be used by professional money managers and investors as part of an asset-allocation or market-timing investment strategy or to create specified investment exposure to a particular segment of the securities market or to hedge an existing investment portfolio. Sales are made without any sales charge at net asset value. Each ProFund seeks investment results that correspond each day to a specified benchmark. The ProFunds may be used independently or in combination with each other as part of an overall investment strategy. Additional ProFunds may be created from time to time.

     The ProFunds involve special risks, some not traditionally associated with mutual funds. Investors should carefully review and evaluate these risks in considering an investment in the ProFunds to determine whether an investment in a particular ProFund is appropriate. None of the ProFunds alone constitutes a balanced investment plan. Each ProFund is not intended for investors whose principal objective is current income or preservation of capital. Because of the inherent risks in any investment, there can be no assurance that the ProFunds' investment objectives will be achieved.

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with ProFunds' Prospectus, dated September [ ], 2001, which incorporates this Statement of Additional Information by reference. The financial statements and related report of the independent accountants included in the ProFunds' annual report for the fiscal year ended December 31, 2000, are incorporated by reference into this Statement of Additional Information. A copy of the Prospectus or Annual Report is available, without charge, upon request to the address above or by telephoning at the telephone numbers above.

     The date of this  Statement  of  Additional  Information  is September [ ],
2001.



                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS

                                                                         PAGE


PROFUNDS................................................................
INVESTMENT POLICIES AND TECHNIQUES......................................
INVESTMENT RESTRICTIONS.................................................
PORTFOLIO TRANSACTIONS AND BROKERAGE....................................
MANAGEMENT OF PROFUNDS..................................................
COSTS AND EXPENSES......................................................
TAXATION................................................................
PERFORMANCE INFORMATION.................................................
FINANCIAL STATEMENTS....................................................
APPENDIX - DESCRIPTION OF SECURITIES RATINGS............................



PROFUNDS

     ProFunds (the "Trust") is an open-end management investment company, and is currently comprised of multiple separate series. Six series are discussed herein and other series may be added in the future. The ProFunds may be used independently or in combination with each other as part of an overall investment strategy. Shares of any ProFund may be exchanged, without any charge, for shares of the same class of any other ProFund on the basis of the respective net asset values of the shares involved; provided, that, in connection with exchanges for shares of the ProFund, certain minimum investment levels are maintained (see "Shareholders Services -- Exchanges " in the Prospectus).

GENERAL

     Reference is made to the Prospectus for a discussion of the investment objectives and policies of the ProFunds. In addition, set forth below is further information relating to the ProFunds. The discussion below supplements and should be read in conjunction with the Prospectus. Portfolio management is provided to the ProFunds by ProFund Advisors LLC, a Maryland limited liability company with offices at 7900 Wisconsin Avenue, NW, Bethesda, Maryland (the "Advisor").

     The investment restrictions of the ProFunds specifically identified as fundamental policies may not be changed without the affirmative vote of at least a majority of the outstanding voting securities of that ProFund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The investment objectives and all other investment policies of the ProFunds not specified as fundamental (including the benchmarks of the ProFunds) may be changed by the Trustees of the ProFunds without the approval of shareholders.

     It is the policy of the ProFunds to pursue their investment objectives of correlating with their benchmarks regardless of market conditions, to remain nearly fully invested and not to take defensive positions.

     The investment strategies of the ProFunds discussed below, and as discussed in the Prospectus, may be used by a ProFund if, in the opinion of the Advisor, these strategies will be advantageous to the ProFund. A ProFund is free to reduce or eliminate its activity in any of these areas without changing the ProFund's fundamental policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a ProFund will result in the achievement of the ProFund's objectives.

                       INVESTMENT POLICIES AND TECHNIQUES

     A ProFund may consider changing its benchmark if, for example, the current benchmark becomes unavailable; the Board of Trustees believes that the current benchmark no longer serves the investment needs of a majority of shareholders or another benchmark better serves their needs; or the financial or economic environment makes it difficult for its investment results to correspond sufficiently to its current benchmark. If believed appropriate, a ProFund may specify a benchmark for itself that is "leveraged" or proprietary. Of course, there can be no assurance that a ProFund will achieve its objective.

     Fundamental securities analysis is not generally used by the Advisor in seeking to correlate with the ProFunds' respective benchmarks. Rather, the Advisor primarily uses statistical and quantitative analysis to determine the investments a ProFund makes and techniques it employs. While the Advisor attempts to minimize any "tracking error" (that statistical measure of the difference between the investment results of a ProFund and the performance of its benchmark), certain factors will tend to cause a ProFund's investment results to vary from a perfect correlation to its benchmark. The ProFunds, however, do not expect that their total returns will vary adversely from their respective current benchmarks by more than ten percent over the course of a year. See "Special Considerations."

     Additional information concerning the characteristics of the investments of the ProFunds is set forth below.


EQUITY SECURITIES

     The ProFunds may invest in equity securities. The market price of securities owned by a ProFund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services. Equity securities generally have greater price volatility than fixed income securities, and the ProFunds are particularly sensitive to these market risks.

FOREIGN INVESTMENT RISK

     Each ProFund may invest in securities of foreign issuers, and may invest in securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities") [Confirm]. Investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, and foreign securities often trade with less frequency and volume than domestic securities and are usually not subject to the same degree of regulation as U.S. issuers. Special
U.S. tax considerations may apply to a ProFund's investment in foreign securities.

     Each ProFund also may invest in New York shares (or "direct shares"). New York shares are foreign stocks, denominated in U.S. dollars, traded on U.S. exchanges without being coverted into ADRs. These foreign stocks come from countries like the Netherlands, Israel, Italy, or Bolivia, that don't restrict the trading of their stocks on other nations' exchanges.

CURRENCY RISK

     The ProFunds may invest in securities that trade in, or receive revenues in, foreign currencies. To the extent that a ProFund does so, that ProFund will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time. ProFund assets which are denominated in foreign currencies may be devalued against the U.S. dollar, resulting in a loss.

FUTURES CONTRACTS AND RELATED OPTIONS

     The ProFunds may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulation requirements. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

     When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

     Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying commodity. The extent of the ProFund's loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited. The ProFunds may engage in related closing transactions with respect to options on futures contracts. The ProFunds will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission ("CFTC").

     When a ProFund purchases or sells a stock index futures contract, or sells an option thereon, the ProFund "covers" its position. To cover its position, a ProFund may enter into an offsetting position or maintain with its custodian bank (and mark-to-market on a daily basis) a segregated account consisting of liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position.

     The ProFunds may purchase and sell futures contracts and options thereon only to the extent that such activities would be consistent with the requirements of Section 4.5 of the regulations under the Commodity Exchange Act promulgated by the Commodity Futures Trading Commission (the "CFTC Regulations"), under which each of these ProFunds would be excluded from the definition of a "commodity pool operator." Under Section 4.5 of the CFTC Regulations, a ProFund may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-hedging positions do not exceed 5% of the liquidation value of the ProFund's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (i.e., the amount by which the exercise price of the put option exceeds the current market value of the underlying security or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

     The ProFunds will cover their positions when they write a futures contract or option on a futures contract. A ProFund may "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the ProFund will maintain in a segregated account cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A ProFund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract. A ProFund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract.

     A ProFund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the ProFund will maintain in a segregated account liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A ProFund may also cover its sale of a call option by taking positions in instruments the prices of which are expected to move relatively consistently with the call option. A ProFund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the ProFund will maintain in a segregated account cash or high-grade liquid debt securities equal in value to the difference between the strike price of the put and the price of the future. A ProFund may also cover its sale of a put option by taking positions in instruments the prices of which are expected to move relatively consistently with the put option.

     Although the ProFunds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

INDEX OPTIONS

     The ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and to create synthetic money market positions. See "Taxation" herein.

     A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

     Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the risk that there might not be a liquid secondary market for the option. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a ProFund will realize a gain or loss from the purchase or writing (sale) of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular stock. Whether a ProFund will realize a profit or loss by the use of options on stock indexes will depend on movements in the direction of the stock market generally or of a particular industry or market segment. This requires different skills and techniques than are required for predicting changes in the price of individual stocks. A ProFund will not enter into an option position that exposes the ProFund to an obligation to another party, unless the ProFund either (i) owns an offsetting position in securities or other options and/or (ii) maintains with the ProFund's custodian bank liquid instruments that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying stock index not otherwise covered.

     The ProFunds may engage in transactions in stock index options listed on national securities exchanges or traded in the OTC market as an investment vehicle for the purpose of realizing the ProFund's investment objective. Options on indexes are settled in cash, not by delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

     Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index, or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index. Options currently are traded on the Chicago Board Options Exchange (the "CBOE"), the AMEX, and other exchanges ("Exchanges"). Purchased OTC options and the cover for written OTC options will be subject to the respective ProFund's 15% limitation on investment in illiquid securities. See "Illiquid Securities."

     Each of the Exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written
(sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an Exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a ProFund may buy or sell; however, the Advisor intends to comply with all limitations.

OPTIONS ON SECURITIES

     The ProFunds may buy and write (sell) options on securities for the purpose of realizing their respective ProFund's investment objective. By buying a call option, a ProFund has the right, in return for a premium paid during the term of the option, to buy the securities underlying the option at the exercise price. By writing a call option on securities, a ProFund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By buying a put option, a ProFund has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By writing a put option, a ProFund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction. When writing call options on securities, a ProFund may cover its position by owning the underlying security on which the option is written. Alternatively, the ProFund may cover its position by owning a call option on the underlying security, on a share for share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the ProFund or, if higher, by owning such call option and depositing and maintaining in a segregated account cash or liquid instruments equal in value to the difference between the two exercise prices. In addition, a ProFund may cover its position by depositing and maintaining in a segregated account cash or liquid instruments equal in value to the exercise price of the call option written by the ProFund. When a ProFund writes a put option, the ProFund will have and maintain on deposit with its custodian bank cash or liquid instruments having a value equal to the exercise value of the option. The principal reason for a ProFund to write call options on stocks held by the ProFund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

     If a ProFund that writes an option wishes to terminate the ProFund's obligation, the ProFund may effect a "closing purchase transaction." The ProFund accomplishes this by buying an option of the same series as the option previously written by the ProFund. The effect of the purchase is that the writer's position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a ProFund which is the holder of an option may liquidate its position by effecting a "closing sale transaction." The ProFund accomplishes this by selling an option of the same series as the option previously purchased by the ProFund. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A ProFund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the ProFund if the premium, plus commission costs, paid by the ProFund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the ProFund on the sale of the call or the put option. The ProFund also will realize a gain if a call or put option which the ProFund has written lapses unexercised, because the ProFund would retain the premium.

     Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a ProFund. If an options market were to become unavailable, the ProFund would be unable to realize its profits or limit its losses until the ProFund could exercise options it holds, and the ProFund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

SWAP AGREEMENTS

     The ProFunds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

     Most swap agreements entered into by the ProFunds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a ProFund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

     A ProFund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a ProFund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the ProFunds' illiquid investment limitations. A Portfolio will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

     Each ProFund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund on the notional amount.

     Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the ProFund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a ProFund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the ProFunds and their Advisor believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a ProFund's borrowing restrictions.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of the ProFunds' transactions in swap agreements.

     The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

DEPOSITARY RECEIPTS

     Each may invest in American Depositary Receipts ("ADRs"). For many foreign securities, U.S. Dollar denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, the ProFunds can avoid currency risks during the settlement period for either purchase or sales.

     In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

     The ProFunds may invest in both sponsored and unsponsored ADRs. Unsponsored ADRs programs are organized independently and without the cooperation of the issuer of the underlying securities. As result, available information concerning the issuers may not be as current for sponsored ADRs, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.

     A ProFund may also invest in Global Depositary Receipts. Global Depositary Receipts are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, Global Depositary Receipts allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world.

U.S. GOVERNMENT SECURITIES

     Each ProFund may also invest in U.S. government securities in pursuit of their investment objectives, as "cover" for the investment techniques these ProFunds employ, or for liquidity purposes.

     Yields on U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a ProFund's portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of a ProFund's portfolio investments in these securities.

     U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored Federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

REPURCHASE AGREEMENTS

     Each of the ProFunds may enter into repurchase agreements with financial institutions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other liquid assets held by the ProFund, amounts to more than 15% of the ProFund's total net assets. The investments of each of the ProFunds in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.

CASH RESERVES

     To seek its investment objective as a cash reserve, for liquidity purposes, or as "cover" for positions it has taken, each ProFund may temporarily invest all or part of the ProFund's assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers acceptances, or repurchase agreements secured by U.S. government securities.

REVERSE REPURCHASE AGREEMENTS

     The ProFunds may use reverse repurchase agreements as part of that ProFund's investment strategy. Reverse repurchase agreements involve sales by a ProFund of portfolio assets concurrently with an agreement by the ProFund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the ProFund can recover all or most of the c-ash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the ProFund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the ProFund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the ProFund intends to use the reverse repurchase technique only when it will be to the ProFund's advantage to do so. The Money Market ProFund will not invest more than 5% of its total assets in reverse repurchase agreements. The ProFunds will establish a segregated account with their custodian bank in which the ProFund will maintain cash or liquid instruments equal in value to the ProFund's obligations in respect of reverse repurchase agreements.

BORROWING

     The ProFunds may borrow money for cash management purposes or investment purposes. Each of the ProFunds may also enter into reverse repurchase agreements, which may be viewed as a form of borrowing, with financial institutions. However, to the extent a ProFund "covers" its repurchase obligations as described above in "Reverse Repurchase Agreements," such agreement will not be considered to be a "senior security" and, therefore, will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the ProFunds. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a ProFund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the ProFund will increase more when the ProFund's portfolio assets increase in value and decrease more when the ProFund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a ProFund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

     As required by the 1940 Act, a ProFund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the ProFund's assets should fail to meet this 300% coverage test, the ProFund, within three days (not including weekends and holidays), will reduce the amount of the ProFund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so. In addition to the foregoing, the ProFunds are authorized to borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the ProFund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The ProFunds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

LENDING OF PORTFOLIO SECURITIES

     Subject to the investment restrictions set forth below, each of the ProFunds may lend its portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the ProFund and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending ProFund any income accruing thereon, and the ProFund may invest the cash collateral in portfolio securities, thereby earning additional income. A ProFund will not lend more than 33 1/3% of the value of the ProFund's total assets. Loans would be subject to termination by the lending ProFund on four business days' notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending ProFund and that ProFund's shareholders. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the securities lent should the borrower of the securities fail financially. A lending ProFund may pay reasonable finders, borrowers, administrative, and custodial Trustees in connection with a loan.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

     Each ProFund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund's net asset value. Each ProFund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the ProFund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price.

     The Trust will also establish a segregated account with the Trust's custodian bank in which the ProFunds will maintain liquid instruments equal to or greater in value than the ProFund's purchase commitments for such when-issued or delayed-delivery securities, or the Trust does not believe that a ProFund's net asset value or income will be adversely affected by the ProFund's purchase of securities on a when-issued or delayed delivery basis.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

     The ProFunds may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act. If a ProFund invests in, and, thus, is a shareholder of, another investment company, the ProFund's shareholders will indirectly bear the ProFund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the ProFund to the ProFund's own investment adviser and the other expenses that the ProFund bears directly in connection with the ProFund's own operations.

ILLIQUID SECURITIES

     While none of the ProFunds anticipates doing so, each of the ProFunds may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be sold to qualified institutional buyers under Rule 144A of the 1933 Act. A ProFund will not invest more than 15% of the ProFund's net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the ProFund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "Commission"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws. The ProFund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investments in illiquid securities may have an adverse impact on net asset value.

     Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a safe harbor from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A meet selection criteria, a ProFund may make such investments. Whether or not such securities are illiquid depends on the market that exists for the particular security. The Commission staff has taken the position that the liquidity of Rule 144A restricted securities is a question of fact for a board of trustees to determine, such determination to be based on a consideration of the readily-available trading markets and the review of any contractual restrictions. The staff also has acknowledged that, while a board of trustees retains ultimate responsibility, trustees may delegate this function to an investment adviser. Trustees of ProFunds have delegated this responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a ProFund to the Advisor. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security which when purchased enjoyed a fair degree of marketability may subsequently become illiquid and, accordingly, a security which was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on the ProFund's liquidity.

PORTFOLIO TURNOVER

     The nature of the ProFunds will cause the ProFunds to experience substantial portfolio turnover. A higher portfolio turnover rate would likely involve correspondingly greater brokerage commissions and transaction and other expenses which would be borne by the ProFunds. In addition, a ProFund's portfolio turnover level may adversely affect the ability of the ProFund to achieve its investment objective. Because each ProFund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the ProFund's investors, it is difficult to estimate what the ProFund's actual turnover rate will be in the future. "Portfolio Turnover Rate" is defined under the rules of the Commission as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the ProFunds invest since such contracts generally have a remaining maturity of less than one year. Pursuant to the formula prescribed by the Commission, the portfolio turnover rate for each ProFund is calculated without regard to instruments, including options and futures contracts, having a maturity of less than one year.

SPECIAL CONSIDERATIONS

     To the extent discussed above and in the prospectus, the ProFunds present certain risks, some of which are further described below.

     TRACKING ERROR. While the ProFunds do not expect that their returns over a year will deviate adversely from their respective benchmarks by more than ten percent, several factors may affect their ability to achieve this correlation. Among these factors are: (1) ProFund expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by the ProFunds; (2) less than all of the securities in the benchmark being held by a ProFund and securities not included in the benchmark being held by a ProFund; (3) an imperfect correlation between the performance of instruments held by a ProFund, such as futures contracts and options, and the performance of the underlying securities in the cash market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) ProFund share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform a ProFund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements, and (9) early and unanticipated closings of the markets on which the holdings of a ProFund trade, resulting in the inability of the ProFund to execute intended portfolio transactions. While a close correlation of any ProFund to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the net asset value of the shares of a ProFund may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

     NON-DIVERSIFIED STATUS. Each ProFund is a "non-diversified" series. A ProFund is considered "non-diversified" because a relatively high percentage of the ProFund's assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector. That ProFund's portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company. A ProFund's classification as a "non-diversified" investment company means that the proportion of the ProFund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each ProFund, however, intends to seek to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, which imposes diversification requirements on these ProFunds that are less restrictive than the requirements applicable to the "diversified" investment companies under the 1940 Act.

                            INVESTMENT RESTRICTIONS

     The ProFunds have adopted certain investment restrictions as fundamental policies which cannot be changed without the approval of the holders of a "majority" of the outstanding shares of the ProFund, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of:
(i) 67% or more of the shares of the series present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the ProFund are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the series. (All policies of a ProFund not specifically identified in this Statement of Additional Information or the Prospectus as fundamental may be changed without a vote of the shareholders of the ProFund.) For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

     A ProFund may not:

     1. Invest more than 25% of its total assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. government and its agencies and instrumentalities).

     2.   Make investments for the purpose of exercising control or management.

     3. Purchase or sell real estate, except that, to the extent permitted by applicable law, the ProFund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

     4. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except further that the ProFund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time.

     5. Issue senior securities to the extent such issuance would violate applicable law.

     6. Borrow money, except that the ProFund (i) may borrow from banks (as defined in the Investment Company Act of 1940) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) may purchase securities on margin to the extent permitted by applicable law and (v) may enter into reverse repurchase agreements. The ProFund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the ProFund's investment policies as set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

     7. Underwrite securities of other issuers, except insofar as the ProFund technically may be deemed an underwriter under the Securities Act of 1933, as amended (the "Securities Act"), in selling portfolio securities.

     8. Purchase or sell commodities or contracts on commodities, except to the extent the ProFund may do so in accordance with applicable law and the ProFund's Prospectus and Statement of Additional Information, as they may be amended from time to time.

DETERMINATION OF NET ASSET VALUE

     The net asset values of the shares of the ProFunds are determined as of the close of business of the NYSE (ordinarily, 4:00 p.m. Eastern Time) on each day the NYSE and the Chicago Mercantile Exchange ("CME") are open for business.

     To the extent that portfolio securities of a ProFund are traded in other markets on days when the ProFund's principal trading market(s) is closed, the ProFund's net asset value may be affected on days when investors do not have access to the ProFund to purchase or redeem shares.

     The net asset value of each class of shares of a ProFund serves as the basis for the purchase and redemption price of the shares. The net asset value per share of each class of a ProFund is calculated by dividing the market value of the ProFund's assets attributed to a specific class, less all liabilities attributed to the specific class, by the number of outstanding shares of the class. If market quotations are not readily available, a security will be valued at fair value by the Trustees of ProFunds or by the Advisor using methods established or ratified by the Trustees of ProFunds.

     The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange, are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded on the OTC markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds, other than convertible bonds, are valued using a third-party pricing system. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Short-term debt securities are valued at amortized cost, which approximates market value. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

     Futures contracts are valued at their last sale price prior to the valuation time. Options on futures contracts generally are valued at fair value as determined with reference to established futures exchanges. Options on securities and indices purchased by a ProFund are valued at their last sale price prior to the valuation time. In the event of a trading halt that closes the NYSE early, futures contracts will be valued on the basis of settlement prices on futures exchanges, options on futures will be valued at fair value as determined with reference to such settlement prices, and options on securities and indices will be valued at their last sale price prior to the trading halt or at fair value.

     In the event a trading halt closes a futures exchange for a given day and that closure occurs prior to the close of the NYSE on that day, futures contracts will be valued on the basis of settlement prices on the futures exchange or fair value.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for each of the ProFunds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the ProFunds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder. The Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the ProFunds and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the ProFunds and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the ProFunds and the other client accounts.

     The policy of each ProFund regarding purchases and sales of securities for a ProFund's portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each ProFund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each ProFund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the ProFund and the Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

     Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

     In seeking to implement a ProFund's policies, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the ProFund or the Advisor. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer providing these additional services is acting as a principal for its own account, no commissions would be payable. If the broker-dealer is not a principal, a higher commission may be justified, at the determination of the Advisor, for the additional services.

     The information and services received by the Advisor from brokers and dealers may be of benefit to the Advisor in the management of accounts of some of the Advisor's other clients and may not in all cases benefit a ProFund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor's expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

     Subject to the requirements of best execution, the Advisor may consider sales of Trust shares as a factor in the selection of broker-dealers to execute portfolio transactions.

     The ProFunds Operating Agreement with Schwab requires that the Trust shall ensure that the prospectus of each of the ProFunds discloses that a broker may charge transaction fees on the purchase and/or sale of ProFund shares. The Trust shall also ensure that either the prospectus, or the statement of additional information ("SAI"), if the SAI is incorporated in the prospectus, of each of the ProFunds discloses that:

     (A) the ProFund has authorized one or more brokers to receive on its behalf purchase and redemption Orders;

     (B) such brokers are authorized to designate other intermediaries to receive purchase and redemption Orders on the ProFund's behalf;

     (C) the ProFund will be deemed to have received a purchase or redemption Order when an authorized broker, or if applicable, a broker's authorized agent;

     (D) customer Orders will be priced at the ProFund's Net Asset Value next computed after they are received from an authorized broker or the broker's authorized designee and accepted by the ProFund;

     (E) the performance of the ProFund may be compared in publications to the performance of various indices and investments for which reliable performance data is available;

     (F) the performance of the ProFund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services; and

     (G) the annual report contains additional performance information and will be made available to investors upon request and without charge.

                             MANAGEMENT OF PROFUNDS

     The Board of Trustees is responsible for the general supervision of the Trust's business. The day-to-day operations of the Trust are the responsibilities of Trust's officers. The names and addresses (and ages) of the Trustees of the Trust, the officers of the Trust, and the officers of the Advisor, together with information as to their principal business occupations during the past five years, are set forth below. Fees and expenses for non-interested Trustees will be paid by the Trust; Trustee expenses for interested Trustees will be paid the Advisor.

TRUSTEES AND OFFICERS OF PROFUNDS

     MICHAEL L.  SAPIR*  (birthdate:  May 19,  1958;  43 yrs.  old):  Currently:
Trustee and Chairman and Chief Executive Officer of the Trust; Chairman and Chief Executive Officer, the Advisor. Formerly: Principal, Law Offices of Michael L. Sapir; Senior Vice President and General Counsel, Padco Advisors, Inc.; Partner, Jorden Burt Berenson & Klingensmith. His address is 7900 Wisconsin Avenue, Suite 300, Bethesda, Maryland 20814.

     MICHAEL C. WACHS  (birthdate:  October 21, 1961; 39 yrs.  old):  Currently:
Trustee of the Trust; Vice President,  Delancy  Investment Group, Inc. Formerly:
First Union National Bank, Vice President/Senior Underwriter; First Union Capital Markets Corp., Vice President; Vice President/Senior Credit Officer; Vice President/Team Leader. His address is 1528 Powder Mill Lane, Wynnewood, Pennsylvania 19096.

     RUSSELL  S.  REYNOLDS,  III  (birthdate:  July  21,  1957;  44  yrs.  old):
Currently: Trustee of the Trust; Directorship, Inc., Managing Director, Chief Financial Officer and Secretary. Formerly: Quadcom Services, Inc., President. His address is 7 Stag Lane, Greenwich, Connecticut 06831.

     LOUIS M.  MAYBERG  (birthdate:  August 9, 1962;  39 yrs.  old).  Currently:
Secretary of ProFunds; President, the Advisor. Formerly: President, Potomac Securities, Inc.; Managing Director, National Capital Companies, LLC. His address is 7900 Wisconsin Avenue, Suite 300, Bethesda, Maryland 20814.

     GARY R. TENKMAN:  (birthdate:  September 16, 1970; 30 yrs. old): Currently:
Treasurer of the Trust; BISYS Fund Services, Vice President, Financial Services.
Formerly: Ernst & Young LLP, Audit Manager, Investment Management Services Group. His address is 3435 Stelzer Road, Columbus, Ohio 43219.

     *This Trustee is deemed to be an "interested  person" within the meaning of
Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor, as described herein.

     No director, officer or employee of BISYS or any of its affiliates will receive any compensation from the Trust for serving as an officer or Trustee of the Trust.


                       PROFUNDS TRUSTEE COMPENSATION TABLE

     The following table reflects actual fees paid by the Trust, with respect to all series of the Trust, to the Trustees for the year ended December 31, 2000.

NAME OF PERSON:  POSITION                                                       COMPENSATION
--------------------------                                                      -------------

Michael L. Sapir, Trustee, Chairman and Chief Executive Officer                       None

Russell S. Reynolds, III, Trustee                                                     $9,936

Michael C. Wachs, Trustee                                                             $8,946

     As of September [ ], 2001, the Trustees and Officers of the ProFunds beneficially owned in the aggregate less than 1% of the shares of each ProFund. [UPDATE]

INVESTMENT ADVISERS

PROFUND ADVISORS LLC

     Under an investment advisory agreement between the Advisor and the Trust, on behalf of each ProFund, dated October 28, 1997 and amended and restated February 18, 1998, October 15, 1999, January 24, 2000, May 5, 2000, August 24,
2000, December 8, 2000, January 26, 2001, May 1, 2001, June 7, 2001 and August [
], 2001 (the "Agreement"), each ProFund pays the Advisor a fee at an annualized rate, based on its average daily net assets of 0.75%. The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the ProFund, subject to the general supervision and control of Trustees and the officers of ProFunds. The Advisor bears all costs associated with providing these advisory services. The Advisor, from its own resources, including profits from advisory fees received from the Funds, also may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of ProFunds' shares. The Advisor's address is 7900 Wisconsin Avenue, Suite 300, Bethesda, Maryland 20814.

CODE OF ETHICS

     The Trust, the Advisor, and Concord Financial Group, Inc. (the "Distributor") each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the ProFunds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

ADMINISTRATION, TRANSFER AGENT, FUND ACCOUNTING AGENT AND CUSTODIAN

     BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") acts as Administrator to the ProFunds. The Administrator provides ProFunds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by ProFunds under Federal and state securities laws. The Administrator also maintains the shareholder account records for ProFunds, distributes dividends and distributions payable by the ProFunds, and produces statements with respect to account activity for the ProFunds and their shareholders. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to ProFunds; each ProFund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the ProFunds under the service agreement.

     For its services as Administrator, each ProFund pays BISYS an annual fee ranging from 0.15% of average daily net assets of $0 to $300 million to .05% of average daily net assets of $1 billion and over [Confirm]. BISYS Funds Services, Inc. ("BFSI"), an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds, for which it receives additional fees. Additionally, ProFunds and BISYS and BFSI have entered into an Omnibus Fee Agreement in which the amount of compensation due and payable to BISYS shall be the greater of (i) the aggregate fee amount due and payable for services pursuant to the Administration, Fund Accounting and Transfer Agency Agreements and (ii) the minimum relationship fee described as specific dollar amounts payable over a period of ten calendar quarters ($1,100,000). The address for BISYS and BFSI is 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219.

     ProFund Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support and other administrative services on behalf of the ProFunds. For these services, the ProFunds will pay to ProFunds Advisors LLC a fee at the annual rate of .15% of its average daily net assets.

     UMB Bank, N.A. acts as custodian to the ProFunds. UMB Bank, N.A.'s address is 928 Grand Avenue, Kansas City, Missouri.

INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers LLP serves as independent auditors to the ProFunds. PricewaterhouseCoopers LLP provides audit services, tax return preparation and assistance, and consultation in connection with certain SEC filings. PricewaterhouseCoopers LLP is located at 100 East Broad Street, Columbus, Ohio 43215.

LEGAL COUNSEL

     Dechert serves as counsel to the ProFunds. The firm's address is 1775 Eye Street, N.W., Washington, DC 20006-2401.

DISTRIBUTOR

     Concord Financial Group, Inc. serves as the distributor and principal underwriter in all fifty states and the District of Columbia. Concord Financial Group, Inc. receives no compensation from the ProFunds for serving as distributor. Concord Financial Group, Inc.'s address is 3435 Stelzer Road, Columbus, Ohio 43219.

DISTRIBUTION AND SERVICE PLAN

     The Board of Trustees has approved a Distribution and Service Plan under which each ProFund may pay financial intermediaries such as broker-dealers and investment advisors ("Authorized Firms") up to 1.00%, on an annualized basis, of average daily net assets attributable to Service Class shares as reimbursement or compensation for distribution-related activities with respect to Service Class shares and shareholder services. Under the Distribution and Service Plan, the Trust or Concord Financial Group, Inc. may enter into agreements ("Distribution and Service Agreements") with Authorized Firms that purchase Service Class shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 1.00% (on an annual basis) of the average daily net assets of the Service Shares of the applicable ProFund attributable to, or held in the name of the Authorized Firm for, its clients. The ProFunds may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers.

     The Distribution and Service Plan is of a type known as a "compensation" plan because payments may be made for services rendered to the ProFunds regardless of the level of expenditures by the Authorized Firms. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution and Service Plan in connection with their annual consideration of the Distribution and Service Plan's renewal. The Distribution and Service Plan authorizes payments as compensation or reimbursement for activities such as, without limitation: (1) advertising; (2) compensation of Concord Financial Group, Inc., securities broker-dealers and sales personnel; (3) production and dissemination of Service Class prospectuses to prospective investors; (4) printing and mailing sales and marketing materials; (5) capital or other expenses of associated equipment, rent, salaries, bonuses, interest, and other overhead or financing charges; (6) receiving and processing shareholder orders; (7) performing the accounting for Service Class shareholder accounts; (8) maintaining retirement plan accounts;
(9) answering  questions and handling  correspondence  for individual  accounts;
(10) acting as the sole shareholder of record for individual shareholders; (11) issuing shareholder reports and transaction confirmations; (12) executing daily investment "sweep" functions; and (13) furnishing investment advisory services.

     The Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Distribution and Service Plan or the related Distribution and Service Agreements, voted to adopt the Distribution and Service Plan and Distribution and Service Agreements at a meeting called for the purpose of voting on such Distribution and Service Plan and Distribution and Service Agreements on January 26, 2001. The Distribution and Service Plan and Distribution and Service Agreements will remain in effect for a period of one year and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above. All material amendments of the Distribution and Service Plan must also be approved by the Trustees in the manner described above. The Distribution and Service Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding Service Shares of the affected ProFund. The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Service Shares of the affected ProFund on not more than 60 days' written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Distribution and Service Plan will benefit the ProFunds and holders of Service Shares of the ProFunds. In the Trustees' quarterly review of the Distribution and Service Plan and Distribution and Service Agreements, they will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.

     The Distribution and Service Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of Service Class investors. These activities and services are intended to make Service Class shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses.

                               COSTS AND EXPENSES

     Each ProFund bears all expenses of its operations other than those assumed by the Advisor or the Administrator. ProFund expenses include: the management fee; administrative and transfer agency and shareholder servicing fees; custodian and accounting fees and expenses, legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and non-interested Trustees' fees and expenses.

ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST

     ProFunds (the "Trust") is a registered open-end investment company under the 1940 Act. The Trust was organized as a Delaware business trust on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of multiple separately managed series. Other separate series may be added in the future. Each ProFund offers two classes of shares: the Service Shares and the Investor Shares.

     All shares of the ProFund are freely transferable. The Trust shares do not have preemptive rights or cumulative voting rights, and none of the shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Trust shares have equal voting rights, except that, in a matter affecting a particular series or class of shares, only shares of that series or class may be entitled to vote on the matter.

     Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding shares of the Trust, the Trust will call a meeting of ProFunds' shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.

     The Declaration of Trust of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification of the Trust's property for all loss and expense of any ProFunds shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which loss of account of shareholder liability is limited to circumstances in which the ProFunds itself would not be able to meet the Trust's obligations and this risk, thus, should be considered remote.

     If a ProFund does not grow to a size to permit it to be economically viable, the ProFund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

                                    TAXATION

     Set forth below is a discussion of certain U.S. federal income tax issues concerning the ProFunds and the purchase, ownership, and disposition of ProFund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, banks and life insurance companies). This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of ProFund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

     Dividends out of net ordinary income and distribution of net short-term capital gains are taxable to the recipient U.S. shareholders as ordinary income, whether received in cash or reinvested in ProFund shares. Dividends from net ordinary income may be eligible for the corporate dividends-received deduction.

     The excess of net long-term capital gains over the net short-term capital losses realized and distributed by a ProFund to its U.S. shareholders as capital gains distributions is taxable to the shareholders as gain from the sale of a capital asset held for more than one year, regardless of the length of time a shareholder has held the ProFund shares. If a shareholder holds ProFund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of the ProFund shares will be long-term loss to the extent of such distribution.

     The amount of an income dividend or capital gains distribution declared by a ProFund during October, November or December of a year to shareholder of record as of a specified date in such a month that is paid during January of the following year will be deemed to be received by shareholders on December 31 of the prior year.

     Any dividend or distribution paid by a ProFund has the effect of reducing the ProFund's net asset value per share. Investors should be careful to consider the tax effect of buying shares shortly before a distribution by a ProFund. The price of shares purchased at that time will include the amount of the
forthcoming   distribution,   but  the  distribution  will  be  taxable  to  the
shareholder.

     A dividend or capital gains distribution with respect to shares of a ProFund held by a tax-deferred or qualified plan, such as an IRA, retirement plan or corporate pension or profit sharing plan, will not be taxable to the plan. Distribution from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

     Shareholders will be advised annually as to the federal tax status of dividends and capital gains distribution made by the ProFunds for the preceding year. Distributions by ProFunds generally will be subject to state and local taxes.

     Each of the ProFunds intends to qualify and elect to be treated each year as a regulated investment company (a "RIC") under Subchapter M of the Code. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. Accordingly, each ProFund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the ProFund's assets is represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the ProFund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and the securities of other regulated investment companies).

     As a RIC, a ProFund generally will not be subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the ProFund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each ProFund intends to distribute substantially all of such income.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the ProFund level. To avoid the tax, each ProFund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the ProFunds intend to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of a calendar year if it is declared by the ProFund in October, November or December of that year with a record date in such a month and paid by the ProFund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

MARKET DISCOUNT

     If ProFund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the ProFund in each taxable year in which the ProFund owns an interest in such debt security and receives a principal payment on it. In particular, the ProFund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a ProFund at a constant rate over the time remaining to the debt security's maturity or, at the election of the ProFund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

ORIGINAL ISSUE DISCOUNT

     Certain debt securities acquired by the ProFunds may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by a ProFund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

     Some debt securities may be purchased by the ProFunds at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

     Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which a ProFund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by a ProFund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

     Transactions in options, futures and forward contracts undertaken by the ProFunds may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a ProFund, and losses realized by the ProFund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a ProFund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

     Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the ProFunds are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a ProFund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

CONSTRUCTIVE SALES

     Recently enacted rules may affect the timing and character of gain if a ProFund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the ProFund enters into certain transactions in property while holding substantially identical property, the ProFund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the ProFund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the ProFund's holding period and the application of various loss deferral provisions of the Code.

PASSIVE FOREIGN INVESTMENT COMPANIES

     The ProFunds may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a ProFund receives a so-called "excess distribution" with respect to PFIC stock, the ProFund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the ProFund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the ProFund held the PFIC shares. Each ProFund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior ProFund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gains.

     The ProFunds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a ProFund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the ProFund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of ProFund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

DISTRIBUTIONS

     Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by a ProFund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the ProFund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may deduct the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the ProFund as capital gain dividends, whether paid in cash or in shares, are taxable as gain from the sale or exchange of an asset held for more than one year, regardless of how long the shareholder has held the ProFund's shares. Capital gains dividends are not eligible for the dividends received deduction.

     Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

     If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a ProFund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a ProFund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable.

     If a shareholder has chosen to receive distributions in cash, and the postal (or other delivery) service is unable to deliver checks to the shareholder's address of record, ProFunds will change the distribution option so that all distributions are automatically reinvested in additional shares. ProFunds will not pay interest on uncashed distribution checks.

DISPOSITION OF SHARES

     Upon a redemption, sale or exchange of shares of a ProFund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and generally will be long-term, mid-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of a ProFund's shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

BACKUP WITHHOLDING

     Each ProFund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the ProFund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the ProFund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

OTHER TAXATION

     Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders and certain types of U.S. shareholders subject to special treatment under the U.S. federal income tax laws (e.g. banks and life insurance companies) may be subject to U.S. tax rules that differ significantly from those summarized above.

EQUALIZATION ACCOUNTING

     Each ProFund distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid federal income or excise tax. Under current law, each ProFund may on its tax return treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the ProFund's undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the ProFund is required to distribute as dividends to shareholders in order for the ProFund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and the amount of any undistributed income will be reflected in the value of the ProFund's shares; the total return on a shareholder's investment will not be reduced as a result of the ProFund's distribution policy. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

                             PERFORMANCE INFORMATION

TOTAL RETURN CALCULATIONS

     From time to time, the ProFunds may advertise its total return for prior periods. Any such advertisement would include at least average annual total return quotations for one, five, and ten-year periods, or for the life of the ProFund. Other total return quotations, aggregate or average, over other time periods for the ProFund also may be included.

     The total return of a ProFund for a particular period represents the increase (or decrease) in the value of a hypothetical investment in the ProFund from the beginning to the end of the period. Total return is calculated by subtracting the value of the initial investment from the ending value and showing the difference as a percentage of the initial investment; this calculation assumes that the initial investment is made at the current net asset value and that all income dividends or capital gains distributions during the period are reinvested in shares of the ProFund at net asset value. Total return is based on historical earnings and net asset value fluctuations and is not intended to indicate future performance. No adjustments are made to reflect any income taxes payable by shareholders on dividends and distributions paid by the ProFund.

     Average annual total return quotations for periods of two or more years are computed by finding the average annual compounded rate of return over the period that would equal the initial amount invested to the ending redeemable value.

COMPARISONS OF INVESTMENT PERFORMANCE

     In conjunction with performance reports, promotional literature, and/or analyses of shareholder service for a ProFund, comparisons of the performance information of the ProFund for a given period to the performance of recognized, unmanaged indexes for the same period may be made. Such indexes include, but are not limited to, ones provided by Dow Jones & Company, Standard & Poor's(R), Lipper Analytical Services, Inc., Shearson Lehman Brothers, the National Association of Securities Dealers, Inc., The Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, the Philadelphia Stock Exchange, Morgan Stanley Capital International, and Wilshire Associates, all of which are unmanaged market indicators. Such comparisons can be useful measures of the quality of the investment performance of a ProFund. In particular, performance information for the ProFunds may be compared to various unmanaged indexes.

     In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Magazine, Personal Investor, Morningstar, Inc., and similar sources which utilize information compiled (i) internally, (ii) by Lipper Analytical Services, Inc. ("Lipper"), or (iii) by other recognized analytical services, may be used in sales literature. The total return of each ProFund also may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper and CDA Investment Technologies, Inc., among others. The Lipper ranking and comparison may be used by the ProFunds in performance reports. In addition, rankings, ratings, and comparisons may be used with respect to any of the ProFunds.

     Further information about the performance of the ProFunds is contained in the annual reports to shareholders, which may be obtained without charge by writing to the ProFunds at the address or telephoning the ProFunds at the telephone number set forth on the cover page of this SAI. However, because the ProFunds have no history of investment operations, they have not yet prepared any shareholder reports.

Other Information

     The ProFunds are not sponsored, endorsed, sold or promoted by the Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc. ("S&P"), or by the Frank Russell Company. S&P or the Frank Russell Company makes no representation or warranty, express or implied, to the owners of shares of the ProFunds or any member of the public regarding the advisability of investing in securities generally or in the ProFunds particularly or the ability of the Russell 2000 Index(R), Standard & Poor's 400 MidCap Index(R), Standard & Poor's 400 MidCap/Barra Value Index(R), Standard & Poor's 400 MidCap/Barra Growth Index(R), Standard & Poor's 600 Small-Cap/Barra Value Index(R), or Standard & Poor's 600 Small-Cap/Barra Growth Index(R) to track general stock market performance. S&P's and the Frank Russell Company's only relationship to the ProFunds (the "Licensee") is the licensing of certain trademarks and trade names of S&P and the Frank Russell Company, which include: the Russell 2000 Index(R) S&P, the Frank Russell Company, Standard & Poor's 400 MidCap Index(R), Standard & Poor's 400 MidCap/Barra Value Index(R), Standard & Poor's 400 MidCap/Barra Growth Index(R), Standard & Poor's 600 Small-Cap/Barra Value Index(R), and Standard & Poor's 600 Small-Cap/Barra Growth Index(R). S&P and the Frank Russell Company has no obligation to take the needs of the Licensee or the owners of shares of the ProFunds into consideration in determining, composing or calculating the Russell 2000 Index(R), Standard & Poor's 400 MidCap Index(R), Standard & Poor's 400 MidCap/Barra Value Index(R), Standard & Poor's 400 MidCap/Barra Growth Index(R), Standard & Poor's 600 Small-Cap/Barra Value Index(R), or Standard & Poor's 600 Small-Cap/Barra Growth Index(R). S&P and the Frank Russell Company is not responsible for, and have not participated in the determination or calculation of, the equation by which the shares of the ProFunds are to be converted into cash. S&P and the Frank Russell Company have no obligation or liability in connection with the administration, marketing or trading of the ProFunds and the Frank Russell Company.

     S&P AND THE FRANK RUSSELL COMPANY DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL 2000 INDEX(R), STANDARD & POOR'S 400 MIDCAP INDEX(R), STANDARD & POOR'S 400 MIDCAP/BARRA VALUE INDEX(R), STANDARD & POOR'S 400 MIDCAP/BARRA GROWTH INDEX(R), STANDARD & POOR'S 600 SMALL-CAP/BARRA VALUE INDEX(R), OR STANDARD & POOR'S 600 SMALL-CAP/BARRA GROWTH INDEX(R), OR ANY DATA INCLUDED THEREIN, AND S&P AND THE FRANK RUSSELL COMPANY SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P AND THE FRANK RUSSELL COMPANY MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF SHARES OF THE PROFUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE FRANK RUSSELL 2000 INDEX(R), STANDARD & POOR'S 400 MIDCAP INDEX(R), STANDARD & POOR'S 400 MIDCAP/BARRA VALUE INDEX(R), STANDARD & POOR'S 400 MIDCAP/BARRA GROWTH INDEX(R), STANDARD & POOR'S 600 SMALL-CAP/BARRA VALUE INDEX(R), OR STANDARD & POOR'S 600 SMALL-CAP/BARRA GROWTH INDEX(R) OR ANY DATA INCLUDED THEREIN. S&P AND THE RUSSELL COMPANY(R) MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL 2000 INDEX(R), STANDARD & POOR'S 400 MIDCAP INDEX(R), STANDARD & POOR'S 400 MIDCAP/BARRA VALUE INDEX(R), STANDARD & POOR'S 400 MIDCAP/BARRA GROWTH INDEX(R), STANDARD & POOR'S 600 SMALL-CAP/BARRA VALUE INDEX(R), OR STANDARD & POOR'S 600 SMALL-CAP/BARRA GROWTH INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT S&P AND THE FRANK RUSSELL COMPANY(R) HAS ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                              FINANCIAL STATEMENTS

     Since the ProFunds had not commenced operations as of the date of this Statement of Additional Information, there are no financial statements to include in the Statement of Additional Information.

     NO  PERSON  HAS  BEEN  AUTHORIZED  TO GIVE ANY  INFORMATION  OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS, OR IN THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY PROFUNDS. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY PROFUNDS IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.



                                    APPENDIX

                        DESCRIPTION OF SECURITIES RATINGS

DESCRIPTION OF S&P'S CORPORATE RATINGS:

     AAA: Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issuers only in small degree.

     S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:

     Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF FITCH INVESTORS SERVICE'S CORPORATE BOND RATINGS:

     AAA: Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

     AA: Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien in many cases directly following an AAA security or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secure but influenced as the ratings by the lesser financial power of the enterprise and more local type of market.

DESCRIPTION OF DUFF & PHELPS' CORPORATE BOND RATINGS:

     AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury Funds.

     AA+, AA: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

DESCRIPTION OF S&P'S MUNICIPAL BOND RATINGS:

     AAA-Prime: These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

     General Obligation Bonds: In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

     Revenue Bonds: Debt service coverage has been, and is expected to remain, substantial; stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

     AA: High Grade. The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

     S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS:

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's may apply the numerical modifier in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

DESCRIPTION OF S&P'S MUNICIPAL NOTE RATINGS:

     Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1 or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF MOODY'S MUNICIPAL NOTE RATINGS:

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans the designation MIG-2/VMIG-2 are of high quality, with ample margins of protection, although not as large as the preceding group.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS:

     Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to posses overwhelming safety characteristics are denoted A-1+.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

DESCRIPTION OF DUFF & PHELPS' COMMERCIAL PAPER RATINGS:

     Duff 1+: Highest certainly of timely payment. Short term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk free U.S. Treasury short term obligations.

     Duff 1: Very high certainty of timely payment, liquidity factors are excellent and supported by strong fundamental protection factors, risk factors are minor.

     Duff 1 minus: High certainty of timely payment, liquidity factors are strong and supported by good fundamental protection factors, risk factors are very small.

     Duff 2: Good certainty of timely payment; liquidity factors and company fundamentals are sound; although ongoing internal funds needs may enlarge total financing requirements, access to capital markets is good and risk factors are small.

     Duff 3: Represents a satisfactory grade; satisfactory liquidity and other protection factors qualify issue as to investment grade; risk factors are larger and subject to more variation; nevertheless timely payment is expected.

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business economic or financial conditions may increase investment risk albeit not very significantly.

     A: Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

     BBB: Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

     BB: Obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic or financial conditions.

     B: Obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions.

     CCC: Obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic or financial conditions.

     CC: Obligations which are highly speculative or which have a high risk of default.

     C: Obligations which are currently in default.

     Notes: "+" or "-".

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely business, economic or financial conditions.

     A3: Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

     B: Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

     C: Obligations for which there is an inadequate capacity to ensure timely repayment.

     D: Obligations which have a high risk of default or which are currently in default.

DESCRIPTION OF THOMSON BANK WATCH SHORT-TERM RATINGS:

     TBW-1: The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

     TBW-2: The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as of issues rated 'TBW-1'.

     TWB-3: The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

     TWB-4:   The  lowest   rating   category;   this   rating  is  regarded  as
non-investment grade and therefore speculative.

DESCRIPTION OF THOMSON BANKWATCH LONG-TERM RATINGS:

     AAA: The highest category; indicates that the ability to repay principal and interest on a timely basis is extremely high.

     AA: The second -highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highs category.

     A: The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     BBB: The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

NON-INVESTMENT GRADE (ISSUES REGARDED AS HAVING SPECULATIVE CHARACTERISTICS IN THE LIKELIHOOD OF TIMELY REPAYMENT OF PRINCIPAL AND INTEREST.)

     BB: While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

     B: Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

     CCC: Issues rate "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

     CC-"CC": is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

     D: Default

     These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation "local currency."

     A RATING IN THE LONG-TERM DEBT CATEGORIES MAY INCLUDE A PLUS (+) OR MINUS (-) DESIGNATION, WHICH INDICATES WHERE WITHIN THE RESPECTIVE CATEGORY THE ISSUE IS PLACED.




                                    PROFUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                        7900 WISCONSIN AVENUE, SUITE 300
                            BETHESDA, MARYLAND 20814

                       (888) 776-3637 RETAIL SHAREHOLDERS
                  (888) 776-5717 (FINANCIAL PROFESSIONALS ONLY)

     This Statement of Additional Information describes the ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Mid-Cap, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, and ProFund VP UltraMid-Cap (collectively, the "ProFunds VP"). The ProFunds VP may be used by professional money managers and investors as part of an asset-allocation or market-timing investment strategy or to create specified investment exposure to a particular segment of the securities market or to hedge an existing investment portfolio. The ProFunds VP may be used independently or in combination with each other as part of an overall investment strategy.

     Shares of the ProFunds VP are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and ProFund Advisors LLC (the "Advisor").

     The ProFunds VP involve special risks, some not traditionally associated with mutual funds. Investors should carefully review and evaluate these risks in considering an investment in the ProFunds VP to determine whether an investment in a particular ProFund VP is appropriate. None of the ProFunds VP alone constitutes a balanced investment plan. Because of the inherent risks in any investment, there can be no assurance that the investment objectives of the ProFunds VP will be achieved.

     This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus describing the ProFunds VP, dated September [ ], 2001, as supplemented from time to time, which incorporates this Statement of Additional Information by reference. Words or phrases used in the Statement of Additional Information without definition have the same meaning as ascribed to them in the Prospectus. A copy of the Prospectus is available, without charge, upon request to the address above or by telephoning at the telephone numbers above.

     The date of this  Statement  of  Additional  Information  is September [ ],
2001.



                                TABLE OF CONTENTS

                                                                        PAGE

PROFUNDS VP..............................................................
INVESTMENT OBJECTIVES AND POLICIES.......................................
INVESTMENT RESTRICTIONS..................................................
DETERMINATION OF NET ASSET VALUE.........................................
PORTFOLIO TRANSACTIONS AND BROKERAGE.....................................
MANAGEMENT OF PROFUNDS...................................................
COSTS AND EXPENSES.......................................................
ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST............
CAPITALIZATION...........................................................
TAXATION.................................................................
APPENDIX A - DESCRIPTION OF SECURITIES RATINGS...........................


                                   PROFUNDS VP

     ProFunds (the "Trust") is an open-end management investment company, and currently comprises numerous separate series. The six series discussed herein are offered to insurance company separate accounts. All of the ProFunds VP are classified as non-diversified. The investments made by a ProFund VP and the results achieved by the ProFund VP at any given time are not expected to be the same as those made by other mutual funds for which ProFund Advisors acts as investment advisor, including mutual funds with names, investment objectives and policies similar to the ProFund VP. Other series may be added in the future.

GENERAL

     Reference is made to the Prospectus for a discussion of the investment objectives and policies of the ProFunds VP. In addition, set forth below is further information relating to the ProFunds VP. The discussion below supplements and should be read in conjunction with the Prospectus. Portfolio management is provided to the ProFunds VP by ProFund Advisors LLC, a Maryland limited liability company with offices at 7900 Wisconsin Avenue, NW, Bethesda, Maryland 20814.

     Certain investment restrictions of a ProFund VP specifically identified as fundamental policies may not be changed without the affirmative vote of at least the majority of the outstanding shares of that ProFund VP, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). All investment objectives or investment policies of the ProFunds VP not specified as fundamental (including the benchmarks of the ProFunds VP) may be changed by the Trustees of the Trust without the approval of shareholders.

     It is the policy of the ProFunds VP to pursue their investment objectives and investment strategies regardless of market conditions, to remain nearly fully invested and not to take defensive positions.

     The investment strategies of the ProFunds VP discussed below, and as discussed in the Prospectus, may be used by a ProFund VP if, in the opinion of the Advisor, these strategies will be advantageous to the ProFunds VP. The ProFunds VP are free to reduce or eliminate their activity in any of these areas without changing their investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a ProFund VP will result in the achievement of its objective.

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and general investment policies of the ProFunds VP are described in the Prospectus. Each ProFund VP, other then the ProFund VP UltraMid-Cap, seeks daily investment results, before fees and expenses, that correspond to the daily performance of a specified underlying securities index. The ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses, that correspond to 200% the daily performance of a specified underlying securities index.

     A ProFund VP may consider changing its benchmark if, for example, the current benchmark becomes unavailable, the ProFund VP believes the current benchmark no longer serves the investment needs of a majority of shareholders, another benchmark better serves shareholders' investment needs, or the financial or economic environment makes it difficult for its investment results to correspond sufficiently to its current benchmark. If believed appropriate, the ProFund VP may specify a benchmark for itself that is "leveraged" or proprietary. Of course, there can be no assurance that a ProFund VP will achieve its objective.

     Fundamental securities analysis is not generally used by the Advisor in seeking to correlate with various benchmarks. Rather, the Advisor primarily uses statistical and quantitative analysis to determine the investments the ProFunds VP make and techniques the Advisor employs. While the Advisor attempts to minimize any "tracking error" (that statistical measure of the difference between the investment results of the ProFunds VP and the performance of their respective benchmarks), certain factors will tend to cause the investment results of the ProFunds VP to vary from their respective benchmarks. The ProFunds VP, however, do not expect that their total returns will vary adversely from their respective current benchmark by more than ten percent over the course of a year. See "Special Considerations."

     Additional information concerning the characteristics of the investments of the ProFunds VP is set forth below.

EQUITY SECURITIES

     Each ProFund VP may invest in equity securities. The market price of securities owned by a ProFund VP may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services. Equity securities generally have greater price volatility than fixed income securities, and the ProFunds VP are subject to these market risks.

FOREIGN INVESTMENT RISK

     Each ProFund VP may invest in securities of foreign issuers and may invest in securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). Investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, and foreign securities often trade with less frequency and volume than domestic securities and are usually not subject to the same degree of regulation as U.S. issuers. Special U.S. tax considerations may apply to investments in foreign securities.

     Each ProFund VP also may invest in New York shares (or "direct shares"). New York shares are foreign stocks. denominated in U.S. dollars, traded on U.S. exchanges without being coverted into American Depository Receipts (discussed below). These stocks come from countries like the Netherlands, Israel, Italy, or Bolivia, that don't restrict the trading of their stocks on other nations' exchanges.

AMERICAN DEPOSITORY RECEIPTS AND GLOBAL DEPOSITORY RECEIPTS

     For many foreign securities, U.S. dollar denominated American Depository Receipts ("ADRs"), which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, a ProFund VP can avoid currency risks during the settlement period for either purchases or sales.

     In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

     A ProFund VP may invest in both sponsored and unsponsored ADRs. Unsponsored ADR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current as for sponsored ADRs, and the prices of unsponsored depository receipts may be more volatile than if such instruments were sponsored by the issuer.

     A ProFund VP may also invest in Global Depository Receipts. Global Depository Receipts are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, Global Depository Receipts allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world.

CURRENCY RISK

     The ProFunds VP may invest in securities that trade in, or receive revenues in, foreign currencies. To the extent that a ProFund VP does so, that ProFund VP will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time. ProFund VP assets which are denominated in foreign currencies may be devalued against the U.S. dollar, resulting in a loss.

FUTURES CONTRACTS AND RELATED OPTIONS

     The ProFunds VP may purchase or sell futures contracts on stock indexes, and options on futures contracts, as a substitute for a comparable market position in the underlying securities or to pursue their investment objectives. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

     When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy fr-om the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

     Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying commodity. The extent of the ProFund VP's loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited. The ProFunds VP may engage in related closing purchase or sale transactions with respect to options on futures contracts by buying an option of the same series as an option previously written by a ProFund VP, or selling an option of the same series as an option previously purchased by a ProFund VP. The ProFunds VP will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission.

     When a ProFund VP purchases or sells a stock index futures contract, or sells an option thereon, the ProFund VP "covers" its position. To cover its position, a ProFund VP may enter into an offsetting position or segregate (and mark-to-market on a daily basis) liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position.

     The ProFunds VP may purchase and sell futures contracts and options thereon only to the extent that such activities would be consistent with the requirements of Section 4.5 of the regulations promulgated by the Commodity Futures Trading Commission (the "CFTC Regulations") under the Commodity Exchange Act under which each of these ProFunds VP would be excluded from the definition of a "commodity pool operator." Under Section 4.5 of the CFTC Regulations, a ProFund VP may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-bona fide hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-bona fide hedging positions do not exceed 5% of the liquidation value of the ProFund VP's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (i.e., the amount by which the exercise price of the put option exceeds the current market value of the underlying security or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

     The ProFunds VP will cover their positions when they write a futures contract or option on a futures contract. A ProFund VP may "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the ProFund VP will segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the futures contract. A ProFund VP may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract. A ProFund VP may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract.

     A ProFund VP may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the ProFund VP will segregate cash or liquid instruments equal in value to the difference between the strike price of the call and the price of the futures contract. A ProFund VP may also cover its sale of a call option by taking positions in instruments the prices of which are expected to move relatively consistently with the call option. A ProFund VP may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the ProFund VP will segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A ProFund VP may also cover its sale of a put option by taking positions in instruments the prices of which are expected to move relatively consistently with the put option.

     Although the ProFunds VP intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that a ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

INDEX OPTIONS

     The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, to hedge or limit the exposure of their positions and to create synthetic money market positions. See "Taxation" herein.

     A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

     Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the risk that there might not be a liquid secondary market for the option. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a ProFund VP will realize a gain or loss from the purchase or writing (sale) of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular stock. Whether a ProFund VP will realize a profit or loss by the use of options on stock indexes will depend on movements in the direction of the stock market generally or of a particular industry or market segment. This requires different skills and techniques than are required for predicting changes in the price of individual stocks. A ProFund VP will not enter into an option position that exposes the ProFund VP to an obligation to another party, unless the ProFund VP either (i) owns an offsetting position in securities or other options and/or (ii) segregate cash or liquid instruments that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying stock index not otherwise covered.

     The ProFunds VP may engage in transactions in stock index options listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing their investment objectives. Options on indexes are settled in cash, not by delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

     Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index, or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index. Options currently are traded on the Chicago Board of Options Exchange (the "CBOE"), the AMEX, and other exchanges ("Exchanges"). Purchased over-the-counter options and the cover for written over-the-counter options will be subject to the 15% limitation on investment in illiquid securities by the ProFunds VP. See "Illiquid Securities."

     Each of the Exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written
(sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an Exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a ProFund VP may buy or sell; however, the Advisor intends to comply with all limitations.

OPTIONS ON SECURITIES

     Each ProFund VP may buy and write (sell) options on securities for the purpose of pursuing its investment objectives. By buying a call option, a ProFund VP has the right, in return for a premium paid during the term of the option, to buy the securities underlying the option at the exercise price. By writing a call option on securities, a ProFund VP becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By buying a put option, a ProFund VP has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By writing a put option, a ProFund VP becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction. When writing call options on securities, a ProFund VP may cover its position by owning the underlying security on which the option is written. Alternatively, the ProFund VP may cover its position by owning a call option on the underlying security, on a share for share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the ProFund VP or, if higher, by owning such call option and segregating cash or liquid instruments equal in value to the difference between the two exercise prices. In addition, a ProFund VP may cover its position by depositing and maintaining in a segregated account cash or liquid instruments equal in value to the exercise price of the call option written by the ProFund VP. When a ProFund VP writes a put option, the ProFund VP will segregate cash or liquid instruments having a value equal to the exercise value of the option. The principal reason for a ProFund VP to write call options on stocks held by the ProFund VP is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

     If a ProFund VP that writes an option wishes to terminate the ProFund VP's obligation, the ProFund VP may effect a "closing purchase transaction." The ProFund VP accomplishes this by buying an option of the same series as the option previously written by the ProFund VP. The effect of the purchase is that the writer's position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a ProFund VP which is the holder of an option may liquidate its position by effecting a "closing sale transaction." The ProFund VP accomplishes this by selling an option of the same series as the option previously purchased by the ProFund VP. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A ProFund VP will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the ProFund VP if the premium, plus commission costs, paid by the ProFund VP to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the ProFund VP on the sale of the call or the put option. The ProFund VP also will realize a gain if a call or put option which the ProFund VP has written lapses unexercised, because the ProFund VP would retain the premium.

     Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a ProFund VP. If an options market were to become unavailable, the ProFund VP would be unable to realize its profits or limit its losses until the ProFund VP could exercise options it holds, and the ProFund VP would remain obligated until options it wrote were exercised or expired. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

SWAP AGREEMENTS

     The ProFunds VP may enter into equity index or interest rate swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

     Most swap agreements entered into by the ProFunds VP calculate the obligations of the parties to the agreement on a "net basis." Consequently, the current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

     A ProFund VP's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or liquid instruments. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a ProFund VP's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the ProFund VP illiquid investment limitations. A ProFund VP will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

     Each ProFund VP may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount.

     Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the ProFund VP receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP's risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and the ProFund VP will segregate cash or liquid instrument, having an aggregate net asset value at least equal to such accrued excess. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid instruments, as permitted by applicable law, the ProFunds VP and the Advisor believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to applicable borrowing restrictions.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, are responsible for determining and monitoring the liquidity of the ProFund VP transactions in swap agreements.

     The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. GOVERNMENT SECURITIES

     Each ProFund VP also may invest in U.S. government securities in pursuit of its investment objectives, as "cover" for the investment techniques the ProFunds VP employ, or for liquidity purposes.

     Yields on U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a ProFund VP's portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of a ProFund VP's portfolio investments in these securities.

     U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored Federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

REPURCHASE AGREEMENTS

     Each of the ProFunds VP may enter into repurchase agreements with financial institutions. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each ProFund VP not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund VP, amounts to more than 15%. The investments of each of the ProFunds VP in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.

CASH RESERVES

     To seek its investment objective, as a cash reserve, for liquidity purposes, or as "cover" for positions it has taken, each ProFund VP may temporarily invest all or part of the ProFund VP's assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers acceptances, or repurchase agreements secured by U.S. government securities.

REVERSE REPURCHASE AGREEMENTS

     The ProFunds VP may use reverse repurchase agreements as part of their investment strategies. Reverse repurchase agreements involve sales by a ProFund VP of portfolio assets concurrently with an agreement by the ProFund VP to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the ProFund VP can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the ProFund VP will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the ProFund VP of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the ProFunds VP intend to use the reverse repurchase technique only when it will be to a ProFund VP's advantage to do so. A ProFund VP will segregate cash or liquid instruments equal in value to the ProFund VP's obligations in respect of reverse repurchase agreements.

BORROWING

     The ProFunds VP may borrow money for cash management purposes or investment purposes. Each of the ProFunds VP may also enter into reverse repurchase agreements, which may be viewed as a form of borrowing, with financial institutions. However, to the extent a ProFund VP "covers" its repurchase obligations as described above in "Reverse Repurchase Agreements," such agreement will not be considered to be a "senior security" and, therefore, will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the ProFunds VP. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a ProFund VP's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the ProFund VP will increase more when the ProFund VP's portfolio assets increase in value and decrease more when the ProFund VP's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a ProFund VP might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

     As required by the 1940 Act, a ProFund VP must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the ProFund VP's assets should fail to meet this 300% coverage test, the ProFund VP, within three days (not including Sundays and holidays), will reduce the amount of the ProFund VP's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so. In addition to the foregoing, the ProFunds VP are authorized to borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the ProFund VP's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The ProFunds VP are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

LENDING OF PORTFOLIO SECURITIES

     Each of the ProFunds VP may lend its portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the ProFund VP and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending ProFund VP any income accruing thereon, and the ProFund VP may invest the cash collateral in portfolio securities, thereby earning additional income. A ProFund VP will not lend more than 33 1/3% of the value of the ProFund VP's total assets. Loans would be subject to termination by the lending ProFund VP on four business days' notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending ProFund VP. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the securities lent should the borrower of the securities fail financially. A lending ProFund VP may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

     Each ProFund VP, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining its net asset value. Each ProFund VP will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the ProFund VP's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. A ProFund VP will segregate cash or liquid instruments equal to or greater in value than its purchase commitments for such when-issued or delayed-delivery securities.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

     The ProFunds VP may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act. If a ProFund VP invests in, and, thus, is a shareholder of, another investment company, its shareholders will indirectly bear a proportionate share of the fees and expenses paid by such other investment company, in addition to the investment advisory fees payable directly by the ProFund VP and the other fees and expenses that the ProFund VP bears directly in connection with the ProFund VP's own operations.

ILLIQUID SECURITIES

     While none of the ProFunds VP anticipates doing so, each of the ProFunds VP may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be sold to qualified institutional buyers under Rule 144A of the 1933 Act. A ProFund VP will not invest more than 15% of the ProFund VP's net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the ProFund VP has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "Commission"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for over-the-counter options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws. The ProFund VP may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investments in illiquid securities may have an adverse impact on net asset value.

     Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a safe harbor from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and otherwise meet selection criteria, a ProFund VP may make such investments. Whether or not such securities are illiquid depends on the market that exists for the particular security. The Commission staff has taken the position that the liquidity of Rule 144A restricted  securities  is a  question  of  fact  for a  board  of  trustees  to
determine,   such   determination   to  be  based  on  a  consideration  of  the
readily-available trading markets and the review of any contractual restrictions. The staff also has acknowledged that, while a board of trustees retains ultimate responsibility, trustees may delegate this function to an investment adviser. Trustees of the Trust have delegated this responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a ProFund VP to the Advisor. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security which when purchased enjoyed a fair degree of marketability may subsequently become illiquid and, accordingly, a security which was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on the liquidity of a ProFund VP.

PORTFOLIO TURNOVER

     The nature of the ProFunds VP will cause the ProFunds VP to experience substantial portfolio turnover. A higher portfolio turnover rate would likely involve correspondingly greater brokerage commissions and transaction and other expenses which would be borne by the ProFunds VP. In addition, a ProFund VP's portfolio turnover level may adversely affect the ability of the ProFund VP to achieve its investment objective. Because the portfolio turnover rate of each ProFund VP to a great extent will depend on the purchase, redemption, and exchange activity of its investors, it is difficult to estimate what the actual turnover rate for a ProFund VP will be in the future. "Portfolio Turnover Rate" is defined under the rules of the Commission as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with  remaining  maturities  of  less  than  one  year  are  excluded  from  the calculation of portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the ProFunds VP invest since such contracts generally have a remaining maturity of less than one year. Pursuant to the formula prescribed by the Commission, the portfolio turnover rate for each ProFund VP is calculated without regard to instruments, including options and futures contracts, having a maturity of less than one year. Each ProFund VP expects to typically hold many of its investments in short-term options and futures contracts, which, therefore, are excluded for purposes of computing portfolio turnover. The [ProFund VP Small-Cap Value and ProFund VP Small-Cap Growth] typically hold most of their investments in short-term options and futures contracts, which, therefore, are excluded for purposes of computing portfolio turnover. Therefore, based on the Commission's portfolio turnover formula, each of these ProFunds VP expects a portfolio turnover rate of approximately 0%.

SPECIAL CONSIDERATIONS

     To the extent discussed above and in the Prospectus, the ProFunds VP present certain risks, some of which are further described below.

     TRACKING ERROR. While the Advisor expects that each of the ProFunds VP will track its benchmark index with a high level of correlation, several factors may affect the ability of a ProFund VP to achieve this correlation. Among these factors are: (1) a ProFund VP's expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by a ProFund VP; (2) less than all of the securities in the underlying securities index being held by a ProFund VP and securities not included in the underlying securities index being held by a ProFund VP; (3) an imperfect correlation between the performance of instruments held by a ProFund VP, such as futures contracts and options, and the performance of the underlying securities in the cash market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform the portfolio holdings of a ProFund VP to comply with investment restrictions or policies or regulatory or tax law requirements; (9) actual purchases and sales of the shares of a ProFund VP by insurance company separate accounts may differ from estimated transaction reported by the insurance companies prior to the time share prices are calculated; and (10) early and unanticipated closings of the markets on which the holdings of a ProFund VP trade, resulting in the inability of the ProFund VP to execute intended portfolio transactions. While a close correlation of a ProFund VP to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the net asset value of the shares of the ProFund VP may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

     LEVERAGE. The ProFund VP UltraMid-Cap intends to use leveraged investment techniques in pursuing its investment objectives. Utilization of leveraging involves special risks and should be considered to be speculative. Leverage exists when a ProFund VP achieves the right to a return on a capital base that exceeds the amount the ProFund VP has invested. Leverage creates the potential for greater gains to shareholders of these ProFund VP during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the net asset values of these ProFund VP's shares. For example: if the ProFund VP UltraMid-Cap achieves its investment objective, during adverse market conditions, shareholders should experience a loss of approximately twice the amount they would have incurred had the ProFund VP UltraMid-Cap not been leveraged. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires a ProFund VP to pay interest which would decrease the ProFund VP's total return to shareholders.

     NON-DIVERSIFIED STATUS. Each ProFund VP is a "non-diversified" series. Each ProFund VP is considered "non-diversified" because a relatively high percentage of its assets may be invested in the securities of a limited number of issuers. The portfolio securities of a ProFund VP, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company. The classification of a ProFund VP as a "non-diversified" investment company means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each ProFund VP, however, intends to seek to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, which imposes diversification requirements on the ProFunds VP that are less restrictive than the requirements applicable to "diversified" investment companies under the 1940 Act.

                             INVESTMENT RESTRICTIONS

     The ProFunds VP have adopted certain investment restrictions as fundamental policies which cannot be changed without the approval of the holders of a "majority" of the outstanding shares of a ProFund VP, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of:
(i) 67% or more of the shares of the series present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the ProFund VP are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the series. (All policies of a ProFund VP not specifically identified in this Statement of Additional Information or the Prospectus as fundamental may be changed without a vote of the shareholders of the ProFund VP.) For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

     A ProFund VP may not:

     1. Purchase or sell real estate, except that, to the extent permitted by applicable law, the ProFunds VP may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein, including REITS.

     2. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except further that the ProFund VP may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time.

     3. Issue senior securities to the extent such issuance would violate applicable law.

     4. Borrow money, except that the ProFund VP (i) may borrow from banks (as defined in the Investment Company Act of 1940) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) may purchase securities on margin to the extent permitted by applicable law and (v) may enter into reverse repurchase agreements. A ProFund VP may not pledge its assets other than to secure such borrowings or, to the extent permitted by the investment policies of the ProFund VP as set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

     5. Underwrite securities of other issuers, except insofar as the ProFund VP technically may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

     6. Purchase or sell commodities or contracts on commodities, except to the extent the ProFund VP may do so in accordance with applicable law and the ProFund VP's Prospectus and Statement of Additional Information, as they may be amended from time to time.

                        DETERMINATION OF NET ASSET VALUE

     The net asset values of the shares of the ProFunds VP are determined as of the close of business of the NYSE (ordinarily, 4:00 p.m. Eastern Time) on each day the NYSE and the Chicago Mercantile Exchange ("CME") are open for business. To the extent that portfolio securities of a ProFund VP are traded in other markets on days when the ProFund VP's principal trading market(s) is closed, the ProFund VP's net asset value may be affected on days when investors do not have access to the ProFund VP to purchase or redeem shares.

     To the extent that portfolio securities of a ProFund VP are traded in other markets on days when the ProFund VP's principal trading market(s) is closed, the ProFund VP's net asset value may be affected on days when investors do not have access to the ProFund VP to purchase or redeem shares.

     The net asset value of shares of a ProFund VP serves as the basis for the purchase and redemption price of its shares. The net asset value per share of a ProFund VP is calculated by dividing the market value of the ProFund VP's assets, less all liabilities attributed to the ProFund VP, by the number of outstanding shares of the ProFund VP. If market quotations are not readily available, a security will be valued at fair value by the Trustees of the Trust or by the Advisor using methods established or ratified by the Trustees of the Trust.

     The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange, are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded on the over-the-counter markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds, other than convertible bonds, are valued using a third-party pricing system. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Short-term debt securities are valued using this pricing system only on days when there is no sale reported. Short-term debt securities are valued at amortized cost, which approximates market value. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees.

     Futures contracts maintained by ProFunds VP are valued at their last sale price prior to the valuation time. Options on futures contracts generally are valued at fair value as determined with reference to established futures exchanges. Options on securities and indices purchased by a ProFund VP are valued at their last sale price prior to the valuation time or at fair value. In the event of a trading halt that closes the NYSE early, futures contracts will be valued on the basis of settlement prices on futures exchanges, options on futures will be valued at fair value as determined with reference to such settlement prices, and options on securities and indices will be valued at their last sale price prior to the trading halt or at fair value.

     In the event a trading halt closes a futures exchange for a given day and that closure occurs prior to the close of the NYSE on that day, futures positions traded on such exchange and held by a ProFund VP will be valued on the basis of the day's settlement prices on the futures exchange or fair value.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE


     Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for each of the ProFunds VP, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the ProFunds VP may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder. The Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the ProFunds VP and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the ProFunds VP and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the ProFunds VP and the other client accounts.

     The policy of each ProFund VP regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the policy of each ProFund VP is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each ProFund VP believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the ProFund VP and the Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

     Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

     In seeking to implement the policies of the ProFunds VP, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the ProFund VP or the Advisor. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer providing these additional services is acting as a principal for its own account, no commissions would be payable. If the broker-dealer is not a principal, a higher commission may be justified, at the determination of the Advisor, for the additional services.

     The information and services received by the Advisor from brokers and dealers may be of benefit to the Advisor in the management of accounts of some of the Advisor's other clients and may not in all cases benefit a ProFund VP directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor's expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

     Subject to the requirements of best execution, the Advisor may consider sales of Trust shares as a factor in the selection of broker-dealers to execute portfolio transactions.

                             MANAGEMENT OF PROFUNDS

     The Board of Trustees is responsible for the general supervision of the Trust's business. The day-to-day operations of the Trust are the responsibilities of the Trust's officers. The names and addresses (and ages) of the Trustees of the Trust, the officers of the Trust, and the officers of the Advisor, together with information as to their principal business occupations during the past five years, are set forth below. Fees and expenses for non-interested Trustees will be paid by the Trust; Trustee expenses for interested Trustees will be paid by the Advisor.

TRUSTEES AND OFFICERS OF PROFUNDS

     MICHAEL L.  SAPIR*  (birthdate:  May 19,  1958;  42 yrs.  old).  Currently:
Trustee, Chairman and Chief Executive Officer of ProFunds; Chairman and Chief Executive Officer of the Advisor. Formerly: Principal, Law Offices of Michael L. Sapir; Senior Vice President, General Counsel, Padco Advisors, Inc.; Partner, Jorden Burt Berenson & Klingensmith. His address is 7900 Wisconsin Avenue, Suite 300, Bethesda, Maryland 20814.

     LOUIS M.  MAYBERG  (birthdate:  August 9, 1962;  38 yrs.  old).  Currently:
Secretary of ProFunds; President, the Advisor. Formerly: President, Potomac Securities, Inc.; Managing Director, National Capital Companies, LLC. His address is 7900 Wisconsin Avenue, Suite 300, Bethesda, Maryland 20814.

     MICHAEL C. WACHS  (birthdate:  October 21, 1961; 39 yrs.  old).  Currently:
Trustee of ProFunds;  Vice President,  Delancy  Investment Group, Inc. Formerly:
Vice President/Senior Underwriter, First Union National Bank; Vice President, Vice President/Senior Credit Officer and Vice President/Team Leader, First Union Capital Markets Corp. His address is 1528 Powder Mill Lane, Wynnewood, Pennsylvania 19096.

     RUSSELL  S.  REYNOLDS,  III  (birthdate:  July  21,  1957;  43  yrs.  old).
Currently: Trustee of ProFunds; Managing Director, Chief Financial Officer and Secretary, Directorship, Inc. Formerly: President, Quadcom Services, Inc. His address is 7 Stag Lane, Greenwich, Connecticut 06831.

     GARY TENKMAN  (birthdate:  September  16, 1970;  30 yrs.  old).  Currently:
Treasurer of ProFunds; Vice President,  Financial Services, BISYS Fund Services.
Formerly: Audit Manager, Investment Management Services Group. His address is 3435 Stelzer Road, Columbus, Ohio 43219.

     * This Trustee is deemed to be an "interested person" within the meaning of
Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor, as described herein.

PROFUNDS TRUSTEE COMPENSATION TABLE

     The following table reflect fees paid to the Trustees for the year ended December 31, 2000:

NAME OF PERSON: POSITION                                                                      COMPENSATION

Michael L. Sapir, Trustee, Chairman and Chief Executive Officer                                  None

Russell S. Reynolds, III, Trustee                                                               $5,500

Michael C. Wachs, Trustee                                                                       $5,500

PROFUND ADVISORS LLC

     Under an investment advisory agreement between the Trust, on behalf of the ProFunds VP, and the Advisor dated [ ], 2001, each ProFund VP pays the Advisor a fee at an annualized rate, based on its average daily net assets, of 0.75%. The Advisor manages the investment and the reinvestment of the assets of each of the ProFunds VP, in accordance with the investment objectives, policies, and limitations of each ProFund VP, subject to the general supervision and control of the Trustees and the officers of the ProFund VP. The Advisor bears all costs associated with providing these advisory services. The Advisor, from its own resources, including profits from advisory fees received from the ProFunds VP also may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of ProFund VP shares. The Advisor's address is 7900 Wisconsin Avenue, Suite 300, Bethesda, Maryland 20814.

CODE OF ETHICS

     The Trust, the Advisor, and Concord Financial Group, Inc. (the "Distributor") each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliate persons of the Trust, the Advisor, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the ProFunds VP (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

ADMINISTRATION, TRANSFER AGENT, FUND ACCOUNTING AGENT AND CUSTODIAN

     BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") acts as Administrator to the ProFunds VP. The Administrator provides the ProFunds VP with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the ProFunds VP under Federal and state securities laws. The Administrator also maintains the shareholder account records for the ProFunds VP, distributes dividends and distributions payable by the ProFunds VP, and produces statements with respect to account activity for the ProFunds VP and their shareholders. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the ProFunds VP; each ProFund VP reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the ProFunds VP under the service agreement.

     For its services as Administrator, the Trust pays BISYS a fee, on a sliding scale, for its administrative services. For average daily net assets in the ProFund family of funds up to $300 million, the fee is 0.15% of average daily net assets, and it declines to 0.05% for average daily net assets of $1 billion or more on an annual basis [Confirm]. BISYS Funds Services, Inc. ("BFSI"), an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFund VP, for which it receives additional fees. Additionally, ProFunds and BISYS and BFSI have entered into an Omnibus Fee Agreement in which the amount of compensation due and payable to BISYS shall be the greater of (i) the aggregate fee amount due and payable for services pursuant to the Administration, Fund Accounting and Transfer Agency Agreements and (ii) the minimum relationship fee described as specific dollar amounts payable over a period of ten calendar quarters ($1,100,000). The address for BISYS and BFSI is 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219.

     The Advisor, pursuant to a separate Management Services Agreement, performs certain client support and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP will pay to the Advisor a fee at the annual rate of 0.15% of its average daily net assets for all ProFunds VP.

     UMB Bank, N.A. acts as custodian to the ProFunds VP. UMB Bank, N.A.'s address is 928 Grand Avenue, Kansas City, Missouri.

ADMINISTRATIVE SERVICES

     The Trust, on behalf of the ProFunds VP, has entered into the administrative services agreements with insurance companies pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. These services may include, but are not limited to: coordinating matters relating to the operation of an insurer's separate account with the ProFunds VP, including necessary coordination with other service providers;
coordinating the preparation of necessary documents to be submitted to regulatory authorities; providing assistance to variable contract owners who use or intend to use the ProFunds VP as funding vehicles for their variable contracts; coordinating with the Advisor regarding investment limitations and parameters to which the ProFunds VP are subject; and generally assisting with compliance with applicable regulatory requirements. For these services, the Trust pays each insurer a quarterly fee equal on an annual basis to up to 0.35% of the average daily net assets of each ProFund VP that are invested in such ProFund VP through the insurer's separate account.

     From time to time the ProFunds VP and/or the Advisor may enter into arrangements under which certain administrative services may be performed by other insurance companies that purchase shares of the ProFunds VP. These administrative services may include, among other things, the services set forth above, as well as responding to ministerial inquiries concerning the ProFund VP's investment objectives, investment programs, policies and performance, transmitting, on behalf of the ProFunds VP, proxy statements, annual reports, updated prospectuses, and other communications regarding the ProFunds VP, and providing any related services as the ProFunds VP or their investors may reasonably request. Depending on the arrangements, the ProFunds VP and/or the Advisor may compensate such insurance companies or their agents directly or indirectly for the administrative services. To the extent the ProFunds VP compensate the insurance company for these services, the ProFunds VP will pay the insurance company an annual fee that may vary depending upon the number of investors that utilize the ProFunds VP as the funding medium for their contracts. The insurance company may impose other account or service charges. See the prospectus for the separate account of the insurance company for additional information regarding such charges.

INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers LLP serves as independent auditors to the ProFunds VP. PricewaterhouseCoopers LLP provides audit services, tax return preparation and assistance, and consultation in connection with certain SEC filings. PricewaterhouseCoopers LLP is located at 100 East Broad Street, Columbus, Ohio 43215.

LEGAL COUNSEL

     Dechert serves as counsel to the ProFunds VP. The firm's address is 1775 Eye Street, N.W., Washington, DC 20006-2401.

DISTRIBUTION PLAN

     Pursuant to a Distribution Plan, the ProFunds VP may reimburse or compensate financial intermediaries from their assets for services rendered and expenses borne in connection with activities primarily intended to result in the sale of shares of the ProFunds VP. It is anticipated that a portion of the amounts paid by the ProFunds VP will be used to defray various costs incurred in connection with the printing and mailing of prospectuses, statements of additional information, and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of the shares. The ProFunds VP also may reimburse or compensate financial intermediaries and third-party broker-dealers for their services in connection with the distribution of the shares of the ProFunds VP.

     The Distribution Plan provides that the Trust, on behalf of each ProFund VP, will pay annually up to 0.25% of the average daily net assets of a ProFund VP in respect of activities primarily intended to result in the sale of its shares. Under the terms of the Distribution Plan and related agreements, each ProFund VP is authorized to make quarterly payments that may be used to reimburse or compensate entities providing distribution and shareholder servicing with respect to the shares of the ProFund VP for such entities' fees or expenses incurred or paid in that regard.

     The Distribution Plan is of a type known as a "compensation" plan because payments may be made for services rendered to the ProFunds VP regardless of the level of expenditures by the financial intermediaries. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan in connection with their annual consideration of the Distribution Plan's renewal. Expenditures under the Distribution Plan may include, without limitation: (a) the printing and mailing of ProFunds VP prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective investors; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the ProFunds VP; (c) holding seminars and sales meetings designed to promote the distribution of the ProFunds VP shares; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding the investment objectives and policies and other information about the ProFunds VP, including the performance of the ProFunds VP; (e) training sales personnel regarding the ProFunds VP; and (f) financing any other activity that is primarily intended to result in the sale of shares of the ProFunds VP. In addition, a financial intermediary may enter into an agreement with the Trust under which it would be entitled to receive compensation for, among other things, making the ProFunds VP available to its contract owners as a funding vehicle for variable insurance contracts.

     The Distribution Plan and any related agreement that is entered into by the Trust in connection with the Distribution Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trust's Board of Trustees, and of a majority of the Trustees who are not "interested persons" of the Trust and who have no financial interest in the operation of the Distribution Plan (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on the Distribution Plan or any related agreement, as applicable. In addition, the Distribution Plan and any related agreement may be terminated as to a ProFund VP at any time, without penalty, by vote of a majority of the outstanding shares of the ProFund VP or by vote of a majority of the Independent Trustees. The Distribution Plan also provides that it may not be amended to increase materially the amount (up to 0.25% of average daily net assets annually) that may be spent for distribution of shares of the ProFund VP without the approval of shareholders of the ProFund VP.

                               COSTS AND EXPENSES

     Each ProFund VP bears all expenses of its operations other than those assumed by the Advisor or the Administrator. ProFund VP expenses include: the management fee; administrative and transfer agent fees; custodian and accounting fees and expenses, legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and non-interested Trustees' fees and expenses.

          ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST

     ProFunds is a registered open-end investment company under the 1940 Act. The Trust was organized as a Delaware business trust on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust comprises numerous separately managed series, six of which are described herein. Other series may be added in the future.

     All shares of the ProFunds VP are freely transferable. The Trust shares do not have preemptive rights or cumulative voting rights, and none of the shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Trust shares have equal voting rights, except that, in a matter affecting only a particular series or class of shares, only shares of that series or class may be entitled to vote on the matter.

     Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent of such Trustees. If requested by shareholders of at least 10% of the outstanding shares of the Trust, the Trust will call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.

     The Declaration of Trust of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification of the Trust's property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would not be able to meet the Trust's obligations. This risk should be considered remote.

                                    TAXATION

     Set forth below is a discussion of certain U.S. federal income tax issues concerning the ProFunds VP and the purchase, ownership, and disposition of ProFund VP shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, banks and life insurance companies). This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of ProFund VP shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

     Each of the ProFunds VP intends to qualify and elect to be treated each year as a regulated investment company (a "RIC") under Subchapter M of the Code. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. Accordingly, each ProFund VP generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the assets of the ProFund VP is represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the total assets of the ProFund VP and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and the securities of other regulated investment companies).

     As a RIC, a ProFund VP generally will not be subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the ProFund VP's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each ProFund VP intends to distribute substantially all of such income.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the ProFund VP level. To avoid the tax, each ProFund VP must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the ProFunds VP intend to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of a calendar year if it is declared by the ProFund VP in October, November or December of that year with a record date in such a month and paid by the ProFund VP during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

MARKET DISCOUNT

     If a ProFund VP purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is the "market discount". If the amount of the market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the ProFund VP in each taxable year in which the ProFund VP owns an interest in such debt security and receives a principal payment on it. In particular, the ProFund VP will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of the market discount that must be included for each period is equal to the lesser of (i) the amount of the market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a ProFund VP at a constant rate over the time remaining to the debt security's maturity or, at the election of the ProFund VP, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

ORIGINAL ISSUE DISCOUNT

     Certain debt securities acquired by the ProFunds VP may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by a ProFund VP, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

     Some debt securities may be purchased by the ProFunds VP at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

     Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which a ProFund VP may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by a ProFund VP at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

     Transactions in options, futures and forward contracts undertaken by the ProFunds VP may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a ProFund VP, and losses realized by the ProFund VP on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a ProFund VP may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

     Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the ProFunds VP are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a ProFund VP, which is taxed as ordinary income when distributed to shareholders. Because application of the straddles rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

CONSTRUCTIVE SALES

     Recently enacted rules may affect the timing and character of gain if a ProFund VP engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the ProFund VP enters into certain transactions in property while holding substantially identical property, the ProFund VP would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the holding period of the ProFund VP in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the holding period of the ProFunds VP and the application of various loss deferral provisions of the Code.

PASSIVE FOREIGN INVESTMENT COMPANIES

     The ProFunds VP may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a ProFund VP receives a so-called "excess distribution" with respect to PFIC stock, the ProFund VP itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the ProFund VP to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the ProFund VP held the PFIC shares. Each ProFund VP will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior ProFund VP taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gains.

     The ProFunds VP may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a ProFund VP generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the PFIC shares held by the ProFund VP at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of ProFund VP shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

BACKUP WITHHOLDING

     Each ProFund VP generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the ProFund VP with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the ProFund VP that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

OTHER TAXATION

     Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders and certain types of U.S. shareholders subject to special treatment under the U.S. federal income tax laws (e.g., banks and life insurance companies) may be subject to U.S. tax rules that differ significantly from those summarized above.

EQUALIZATION ACCOUNTING

     Each ProFund VP distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid federal income or excise tax. Under current law, each ProFund VP may on its tax return treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the undistributed investment company taxable income and net capital gain of the ProFund VP. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that a ProFund VP is required to distribute as dividends to shareholders in order for the ProFund VP to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and the amount of any undistributed income will be reflected in the value of the shares of the ProFund VP; the total return on a shareholder's investment will not be reduced as a result of the distribution policy. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

                             PERFORMANCE INFORMATION

TOTAL RETURN CALCULATIONS

     From time to time, each of the ProFunds VP may advertise its total return for prior periods. Any such advertisement would include at least average annual total return quotations for one, five, and ten-year periods, or for the life of the ProFund VP. Other total return quotations, aggregate or average, over other time periods for the ProFund VP also may be included.

     The total return of a ProFund VP for a particular period represents the increase (or decrease) in the value of a hypothetical investment in the ProFund VP from the beginning to the end of the period. Total return is calculated by subtracting the value of the initial investment from the ending value and showing the difference as a percentage of the initial investment; this calculation assumes that the initial investment is made at the current net asset value and that all income dividends or capital gains distributions during the period are reinvested in shares of the ProFund VP at net asset value. Total return is based on historical earnings and net asset value fluctuations and is not intended to indicate future performance. No adjustments are made to reflect any income taxes payable by shareholders on dividends and distributions paid by the ProFund VP.

     Average annual total return quotations for periods in excess of one year are computed by finding the average annual compounded rate of return over the period that would equal the initial amount invested to the ending redeemable value.

COMPARISONS OF INVESTMENT PERFORMANCE

     In conjunction with performance reports, promotional literature, and/or analyses of shareholder service for a ProFund VP, comparisons of the performance information of the ProFund VP for a given period to the performance of recognized, unmanaged indexes for the same period may be made. Such indexes include, but are not limited to, ones provided by Dow Jones & Company, Standard & Poor's, Lipper Analytical Services, Inc., Shearson Lehman Brothers, the National Association of Securities Dealers, Inc., The Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, the Philadelphia Stock Exchange, Morgan Stanley Capital International, and Wilshire Associates, all of which are unmanaged market indicators. Such comparisons can be useful measures of the quality of the investment performance of a ProFund VP. In particular, performance information for the ProFund VPs may be compared to various unmanaged indexes.

     In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Magazine, Personal Investor, Morningstar, Inc., and similar sources which utilize information compiled (i) internally, (ii) by Lipper Analytical Services, Inc. ("Lipper"), or (iii) by other recognized analytical services, may be used in sales literature. The total return of each ProFund VP also may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper and CDA Investment Technologies, Inc., among others. The Lipper ranking and comparison may be used by the ProFunds VP in performance reports. In addition, rankings, ratings, and comparisons may be used with respect to any of the ProFunds VP.

     Further information about the performance of the ProFunds VP is contained in the annual reports to shareholders, which may be obtained without charge by writing to the ProFunds VP at the address or telephoning the ProFunds VP at the telephone number set forth on the cover page of this SAI. However, because the ProFunds VP have no history of investment operations, they have not yet prepared any shareholder reports.

      Other Information

     The ProFunds VP are not sponsored, endorsed, sold or promoted by the Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of shares of the ProFunds VP or any member of the public regarding the advisability of investing in securities generally or in the ProFunds VP particularly or the ability of Standard & Poor's 400 MidCap Index(R), Standard & Poor's 400 MidCap/Barra Value Index(R), Standard & Poor's 400 MidCap/Barra Growth Index(R), Standard & Poor's 600 Small-Cap/Barra Value Index(R), or Standard & Poor's 600 Small-Cap/Barra Growth Index(R) to track general stock market performance. S&P's only relationship to the ProFunds VP (the "Licensee") is the licensing of certain trademarks and trade names of S&P, which include:
S&P, Standard & Poor's 400 MidCap Index(R), Standard & Poor's 400 MidCap/Barra Value Index(R), Standard & Poor's 400 MidCap/Barra Growth Index(R), Standard & Poor's 600 Small-Cap/Barra Value Index(R), and Standard & Poor's 600 Small-Cap/Barra Growth Index(R). S&P has no obligation to take the needs of the Licensee or the owners of shares of the ProFunds VP into consideration in determining, composing or calculating Standard & Poor's 400 MidCap Index(R), Standard & Poor's 400 MidCap/Barra Value Index(R), Standard & Poor's 400 MidCap/Barra Growth Index(R), Standard & Poor's 600 Small-Cap/Barra Value Index(R), or Standard & Poor's 600 Small-Cap/Barra Growth Index(R). S&P is not responsible for, and have not participated in the determination or calculation of, the equation by which the shares of the ProFunds VP are to be converted into cash. S&P have no obligation or liability in connection with the administration, marketing or trading of the ProFunds VP.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF STANDARD & POOR'S 400 MIDCAP INDEX(R), STANDARD & POOR'S 400 MIDCAP/BARRA VALUE INDEX(R), STANDARD & POOR'S 400 MIDCAP/BARRA GROWTH INDEX(R), STANDARD & POOR'S 600 SMALL-CAP/BARRA VALUE INDEX(R), OR STANDARD & POOR'S 600 SMALL-CAP/BARRA GROWTH INDEX(R), OR ANY DATA INCLUDED THEREIN, AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF SHARES OF THE PROFUNDS VP, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF STANDARD & POOR'S 400 MIDCAP INDEX(R), STANDARD & POOR'S 400 MIDCAP/BARRA VALUE INDEX(R), STANDARD & POOR'S 400 MIDCAP/BARRA GROWTH INDEX(R), STANDARD & POOR'S 600 SMALL-CAP/BARRA VALUE INDEX(R), OR STANDARD & POOR'S 600 SMALL-CAP/BARRA GROWTH INDEX(R) OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO STANDARD & POOR'S 400 MIDCAP INDEX(R), STANDARD & POOR'S 400 MIDCAP/BARRA VALUE INDEX(R), STANDARD & POOR'S 400 MIDCAP/BARRA GROWTH INDEX(R), STANDARD & POOR'S 600 SMALL-CAP/BARRA VALUE INDEX(R), OR STANDARD & POOR'S 600 SMALL-CAP/BARRA GROWTH INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT S&P HAS ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                              FINANCIAL STATEMENTS

Since the ProFunds VP had not commenced operations as of the date of this Statement of Additional Information, there are no financial statements to include in the Statement of Additional Information.

NO  PERSON  HAS  BEEN  AUTHORIZED  TO  GIVE  ANY  INFORMATION  OR  TO  MAKE  ANY
REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS, OR IN THIS STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY PROFUNDS. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY PROFUNDS IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.


                                       A-1
                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

DESCRIPTION OF S&P'S CORPORATE RATINGS:

     AAA: Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issuers only in small degree.

     S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:

     Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF FITCH INVESTORS SERVICE'S CORPORATE BOND RATINGS:

     AAA: Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

     AA: Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien in many cases directly following an AAA security or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secure but influenced as the ratings by the lesser financial power of the enterprise and more local type of market.

DESCRIPTION OF DUFF & PHELPS' CORPORATE BOND RATINGS:

     AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury ProFunds VP.

     AA+, AA: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

DESCRIPTION OF S&P'S MUNICIPAL BOND RATINGS:

     AAA-Prime: These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

     General Obligation Bonds-In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

     Revenue Bonds: Debt service coverage has been, and is expected to remain, substantial; stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

     AA: High Grade. The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

     S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS:

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's may apply the numerical modifier in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

DESCRIPTION OF S&P'S MUNICIPAL NOTE RATINGS:

     Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1 or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF MOODY'S MUNICIPAL NOTE RATINGS:

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans the designation MIG-2/VMIG-2 are of high quality, with ample margins of protection, although not as large as the preceding group.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS:

     Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to posses overwhelming safety characteristics are denoted A-1+.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

DESCRIPTION OF DUFF & PHELPS' COMMERCIAL PAPER RATINGS:

     Duff 1+: Highest certainly of timely payment. Short term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk free U.S. Treasury short term obligations.

     Duff 1: Very high certainty of timely payment, liquidity factors are excellent and supported by strong fundamental protection factors, risk factors are minor.

     Duff 1 minus: High certainty of timely payment, liquidity factors are strong and supported by good fundamental protection factors, risk factors are very small.

     Duff 2: Good certainty of timely payment; liquidity factors and company fundamentals are sound; although ongoing internal funds needs may enlarge total financing requirements, access to capital markets is good and risk factors are small.

     Duff 3: Represents a satisfactory grade; satisfactory liquidity and other protection factors qualify issue as to investment grade; risk factors are larger and subject to more variation; nevertheless timely payment is expected.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or relating supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business economic or financial conditions may increase investment risk albeit not very significantly.

     A: Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

     BBB: Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

     BB: Obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic or financial conditions.

     B: Obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions.

     CCC: Obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic or financial conditions.

     CC: Obligations which are highly speculative or which have a high risk of default.

     C: Obligations which are currently in default.

     Notes: "+" or "-".



DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely business, economic or financial conditions.

     A3: Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

     B: Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

     C: Obligations for which there is an inadequate capacity to ensure timely repayment.

     D: Obligations which have a high risk of default or which are currently in default

DESCRIPTION OF THOMSON BANK WATCH SHORT-TERM RATINGS:

     TBW-1: The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

     TBW-2: The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as of issues rated 'TBW-1'.

     TWB-3: The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

     TWB-4:   The  lowest   rating   category;   this   rating  is  regarded  as
non-investment grade and therefore speculative.

DESCRIPTION OF THOMSON BANKWATCH LONG-TERM RATINGS:

     AAA: The highest category; indicates that the ability to repay principal and interest on a timely basis is extremely high.

     AA: The second -highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highs category.

     A: The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     BBB: The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

NON-INVESTMENT GRADE (ISSUES REGARDED AS HAVING SPECULATIVE CHARACTERISTICS IN THE LIKELIHOOD OF TIMELY REPAYMENT OF PRINCIPAL AND INTEREST.)

     BB: While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

     B: Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

     CCC: Issues rate "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

     CC-"CC": is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

     D: Default

     These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation "local currency".

RATINGS IN THE LONG-TERM DEBT CATEGORIES MAY INCLUDE A PLUS (+) OR MINUS (-) DESIGNATION, WHICH INDICATES WHERE WITHIN THE RESPECTIVE CATEGORY THE ISSUE IS PLACED.





                                     Part C
                                Other Information

ITEM 23. Exhibits

         (a)(1)         Certificate of Trust of ProFunds (the "Registrant") (1)
         (a)(2)         First Amended Declaration of Trust of the Registrant (2)
         (a)(3)         Form of Establishment and Designation of Series dated February 18, 1998(5)
         (a)(4)         Form of Establishment and Designation of Series dated February 23, 1999 (5)
         (a)(5)         Form of Establishment and Designation of Eleven Series dated
                         October 15, 1999 (6)
         (a)(6)         Form of Establishment and Designation of Three Series (7)
         (a)(7)         Form of Establishment and Designation of Seventeen Series (8)
         (a)(8)         Form of Establishment and Designation of Series (9)
         (a)(9)         Form of Amended Designation of Series (9)
         (a)(10)        Form of Establishment and Designation of Four Series (10)
         (a)(11)        Form of Establishment and Designation of Series (11)
         (a)(12)        Form of Establishment and Designation of Series (12)
         (a)(13)        Form of Amended Designation of Series dated January 22, 2001 (14)
         (a)(14)        Form of Amended Designation of Series dated May 1, 2001 (14)
         (a)(15)        Form of Establishment and Designation of One Series (14)
         (a)(16)        Form of Establishment and Designation of Twelve Series
         (b)            By-laws of Registrant (2)
         (c)            Not Applicable
         (d)(1)         Form of Investment Advisory Agreement (2)
         (d)(2)         Investment Advisory Agreement for Cash Management Portfolio (7)
         (d)(3)         Amendment to Investment Advisory Agreement between ProFunds and ProFund  Advisors LLC (7)
         (d)(4)         Investment Advisory Agreement for UltraEurope and UltraShort Europe
                         ProFunds (4)
         (d)(5)         Form of Amended and Restated Investment Advisory Agreement (8)
         (d)(6)         Form of Amended and Restated Investment Advisory Agreement (9)
         (d)(7)         Form of Amended and Restated Investment Advisory Agreement (10)
         (d)(8)         Form of Amended and Restated Investment Advisory Agreement (11)
         (d) (9)        Form of Amended and Restated Investment Advisory Agreement (12)
         (d)(10)        Form of Amended and Restated Investment Advisory Agreement (13)
         (d)(11)        Form of Amended and Restated Investment Advisory Agreement
         (e)            Form of Distribution Agreement and Dealer Agreement (2)
         (f)            Not Applicable
         (g)(1)         Form of Custody Agreement with UMB Bank, N.A. (2)
         (g)(2)         Amendment to Custody Agreement with UMB Bank, N.A. (3)
         (g)(3)         Form of Foreign Custody Manager Delegation Agreement (10)
         (h)(1)         Form of Transfer Agency Agreement (2)
         (h)(2)         Form of Administration Agreement (2)
         (h)(3)         Form of Administration and Services Agreement incorporated by reference to Bankers Trust Company's
                         Registration Statement on Form N-1A (File No. 811-   06073) filed with the Commission on
                         April 24, 1996.
         (h)(4)         Form of Fund Accounting Agreement (2)
         (h)(5)(i)      Form of Management Services Agreement (2)
         (h)(5)(ii)     Amendment to Management Services Agreement with respect to the UltraShort OTC ProFund (3)
         (h)(5)(iii)    Form of Amended and Restated Management Services Agreement (4)
         (h)(6)         Form of Omnibus Fee Agreement with BISYS Fund Services LP (2)
         (h)(7)         Form of Amendment to Omnibus Fee Agreement (6)
         (h)(8)         Form of Participation Agreement (6)
         (h)(9)         Form of Administrative Services Agreement(6)
         (i)            Opinion and Consent of Counsel to the Registrant (2)
         (j)            Consent of Independent Auditors
         (k)            None
         (l)            Purchase Agreement dated October 10, 1997 between the Registrant and National   Capital Group, Inc. (2)
         (m)(1)         Form of Distribution Plan (6)
         (m)(2)         Form of Services Agreement (6)
         (m)(3)         Form of Distribution and Service Plan (13)
         (m)(4)         Form of Related Agreement to the Distribution and Service Plan (14)
         (n)(1)         Multiple Class Plan (previously o(1)) (7)
         (n)(2)         Form of Amended and Restated Multi-Class Plan (8)
         (n)(3)         Form of Amended and Restated Multi-Class Plan (9)
         (n)(4)         Form of Amended and Restated Multi-Class Plan (10)
         (n)(5)         Form of Amended and Restated Multi-Class Plan (11)
         (n)(6)         Form of Amended and Restated Multi-Class Plan (12)
         (n)(7)         Form of Amended and Restated Multi-Class Plan
         (o)(1)         Power of Attorney of Cash Management Portfolio (previously p(1)) (7)
         (o)(2)         Power of Attorney of ProFunds (previously p(2)) (4)
         (o)(3)         Power of Attorney of ProFunds (9)
         (o)(4)         Power of Attorney of Gary Tenkman (11)
         (p)(1)         Form of Code of Ethics of Registrant (9)
         (p)(2)         Form of Code of Ethics of ProFund Advisors LLC (9)
         (p)(3)         Form of Code of Ethics of BISYS and Certain Affiliated Companies of BISYS
                         which includes Concord Financial Group, Inc.

(1)  Filed with initial registration statement.

(2) Previously filed on October 29, 1997 as part of Pre-Effective Amendment No. 3 and incorporated by reference herein.

(3) Previously filed on February 24, 1998 as part of Post-Effective Amendment No. 1 and incorporated by reference herein.

(4) Previously filed on March 2, 1999 as part of Post-Effective Amendment No.4 and incorporated by reference herein.

(5) Previously filed on August 4, 1999 as part of Post-Effective Amendment No.6 and incorporated by reference herein.

(6) Previously filed on October 15, 1999 as part of Post-Effective Amendment No. 8 and incorporated by reference herein.

(7) Previously filed on November 15, 1999 as part of Post-Effective Amendment No. 9 and incorporated by reference herein.

(8) Previously filed on December 23, 1999 as part of Post-Effective Amendment No. 10 and incorporated by reference herein.

(9) Previously filed on May 1, 2000 as part of Post-Effective Amendment No. 13 and incorporated by reference herein.

(10) Previously filed on July 13, 2000 as part of Post-Effective Amendment No. 14 and incorporated by reference herein.

(11) Previously filed on September 1, 2000 as part of Post-Effective Amendment No. 15 and incorporated by reference herein.

(12) Previously filed on January 12, 2001 as part of Post-Effective Amendment No. 16 and incorporated by reference herein.

(13) Previously filed on March 2, 2001 as part of Post-Effective Amendment No. 17 and incorporated by reference herein.

(14) Previously filed on May 1, 2001 as part of Post-Effective Amendment No. 18 and incorporated by reference herein.

ITEM 24. Persons Controlled By or Under Common Control With Registrant.

         None.

ITEM 25. Indemnification

     The Registrant is organized as a Delaware business trust and is operated pursuant to a Declaration of Trust, dated as of April 17, 1997 (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

          (a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misconduct, bad faith, gross negligence, or reckless disregard of his duties;

          (b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

          (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

     The Declaration of Trust of the Registrant provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26. Business and Other Connections  of Investment  Advisor

     ProFund Advisors LLC, a limited liability company formed under the laws of the State of Maryland on May 8, 1997. Information relating to the business and other connections of Bankers Trust which serves as investment adviser to the Cash Management Portfolio and each director, officer or partner of Bankers Trust are hereby incorporated by reference to disclosures in Item 28 of BT Institutional Funds (accession # 0000862157-97-00007) as filed on March 17, 1997 with the Securities and Exchange Commission.

ITEM 27. Principal Underwriter

     Concord Financial Group, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 acts solely as interim distributor for the Registrant. The officers of Concord
Financial Group, Inc., all of whose principal business address is set forth above, are:

                          Principal Position and Offices                Position and Offices
Name                      with CFG                                      with Registrant
----                      ----------------------------------------      ----------------------------

Lynn J. Magnum             Chairman                                             none

Walter B. Grimm            President                                            none

William Tenko              Senior Vice President                                none

Dennis Sheehan Sr.         Executive Vice President                             none

Kevin Dell                 Vice President/Secretary/                            none
                            General Counsel

Irimga McKay               Supervising Principal                                none

ITEM 28. Location of Accounts and Records

     All accounts, books, and records required to be maintained and preserved by
Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at:

          (1) ProFund Advisors LLC, 7900 Wisconsin Avenue, Suite 300, Bethesda, Maryland (records relating to its functions as investment adviser and manager to the portfolios other than the Money Market ProFund);

          (2) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio (records relating to the administrator, fund accountant and transfer agent).

          (3) UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri for each ProFund (records relating to its function as Custodian)

ITEM 29. Management Services

         None.

ITEM 30. Undertakings

          (a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares and, in connection with such meeting, to comply with the shareholder communications provisions of Section 16(c) of the Investment Company Act of 1940.

          (b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to shareholders, upon request and without charge.



                                   SIGNATURES
                                    PROFUNDS

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in Washington, D.C. on June 19, 2001.

                                                     PROFUNDS

                                                     /S/ MICHAEL L. SAPIR*
                                                     ---------------------------
                                                     Michael L. Sapir, Chairman
                                                     and Chief Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

           Signatures                                Title                              Date
           ----------                                -----                              -----

/s/      MICHAEL L. SAPIR*                           Trustee, President                 June 19, 2001
         Michael L. Sapir

/s/      RUSSELL S. REYNOLDS, III*                   Trustee                            June 19, 2001
         Russell S. Reynolds, III

/s/      MICHAEL WACHS*                              Trustee                            June 19, 2001
         Michael Wachs

/s/      GARY TENKMAN*                               Treasurer                          June 19, 2001
          Gary Tenkman



*By:      /s/ Keith T. Robinson
         --------------------------------
         Keith T. Robinson
         as Attorney-in-Fact
         Date:  June 19, 2001



                                   SIGNATURES
                            CASH MANAGEMENT PORTFOLIO

     CASH MANAGEMENT PORTFOLIO has duly caused this Post-Effective Amendment No.
19 to the Registration Statement on Form N-1A of ProFunds to be signed on its behalf by the undersigned, there unto duly authorized in the City of Baltimore and the State of Maryland on the 19th day of June, 2001.


                                            CASH MANAGEMENT PORTFOLIO

                                             /s/ Daniel O. Hirsch
                                            ----------------------------------
                                            Daniel O. Hirsch, Secretary of the
                                            Cash Management Portfolio

     This Post-Effective  Amendment No. 19 to the Registration Statement on Form
N-1A of ProFunds has been signed below by the following persons in the capacities and on the date indicated.

Signatures                                           Title                              Date
----------                                           -----                              ----

/s/  Richard T. Hale*                                President and Chief                June 19, 2001
--------------------------------------------
     Richard T. Hale                                 Executive Officer/Trustee

/s/  Charles A. Rizzo*                               Treasurer and Principal            June 19, 2001
--------------------------------------------
     Charles A. Rizzo                                Financial Officer

/s/  Charles P. Biggar*                              Trustee                            June 19, 2001
--------------------------------------------
     Charles P. Biggar

/s/  S. Leland Dill*                                 Trustee                            June 19, 2001
--------------------------------------------
     S. Leland Dill

/s/  Richard J. Herring*                             Trustee                            June 19, 2001
--------------------------------------------
     Richard J. Herring

/s/  Bruce E. Langton*                               Trustee                            June 19, 2001
--------------------------------------------
     Bruce E. Langton

/s/  Martin J. Gruber*                               Trustee                            June 19, 2001
--------------------------------------------
     Martin J. Gruber

/s/  Philip Saunders, Jr.*                           Trustee                            June 19, 2001
--------------------------------------------
     Philip Saunders, Jr.

/s/  Harry Van Benschoten*                           Trustee                            June 19, 2001
--------------------------------------------
     Harry Van Benschoten

*By:    /s/ Daniel O. Hirsch
        -----------------------
        Daniel O. Hirsch
        Secretary of Cash Management Portfolio
        Attorney-in-Fact


Date:  June 19, 2001


                                  EXHIBIT INDEX



Exhibit                                     Description


(a)(16)           Form of Establishment and Designation of Twelve Series
(d)(11)           Form of Amended and Restated Investment Advisory Agreement
(j)               Consent of Independent Auditors
(n)(7)            Form of Amended and Restated Multi-Class Plan